Travelers Vintage XTRA Annuity Prospectus:

The Travelers Fund BD III For Variable Annuities
The Travelers Fund BD IV For Variable Annuities

This prospectus describes Travelers Vintage XTRA Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium (“purchase payments”) and any associated purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM Variable Insurance Funds	Smith Barney Investment Series
AIM V.I. Premier Equity Fund – Series I(1)	Smith Barney Large Cap Core Portfolio
Alliance Variable Product Series Fund, Inc.	Smith Barney Premier Selections All Cap Growth Portfolio
Growth and Income Portfolio – Class B	The Travelers Series Trust
Premier Growth Portfolio Class B	Equity Income Portfolio
American Variable Insurance Trust	Large Cap Portfolio
Global Growth-Fund Class 2	MFS Emerging Growth Portfolio
Growth Fund-Class 2	MFS Research Portfolio
Growth-Income Fund- Class2	Travelers Series Fund Inc.
Franklin Templeton Variable Insurance Products Trust	AIM Capital Appreciation Portfolio
Franklin Small Cap Fund – Class 2	Alliance Growth Portfolio
Mutual Shares Securities Fund – Class 2	MFS Total Return Portfolio
Templeton Foreign Securities Fund – Class 2(2)	Smith Barney Aggressive Growth Portfolio
Greenwich Street Series Fund	Smith Barney High Income Portfolio
Appreciation Portfolio	Smith Barney International All Cap Growth Portfolio
Diversified Strategic Income Portfolio	Smith Barney Large Capitalization Growth Portfolio
Equity Index Portfolio — Class II Shares	Smith Barney Large Cap Value Portfolio
Fundamental Value Portfolio(	Smith Barney Mid Cap Core Portfolio
Janus Aspen Series	Smith Barney Money Market Portfolio
Aggressive Growth Portfolio – Service Shares	Travelers Managed Income Portfolio
PIMCO Variable Insurance Trust	Van Kampen Enterprise Portfolio
Total Return Portfolio — Administrative Class(3)	Van Kampen Life Investment Trust
Putnam Variable Trust	Emerging Growth Portfolio
Putnam VT International Growth Fund — Class IB Shares	Variable Annuity Portfolios
Putnam VT Small Cap Value Fund – Class IB	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam VT Voyager II Fund — Class IB Shares	Variable Insurance Products Fund II (Fidelity)
Salomon Brothers Variable Series Fund Inc.	Contrafund® Portfolio — Service Class
Capital Fund	Variable Insurance Products Fund III (Fidelity)
Investors Fund	Mid Cap Portfolio — Service Class 2
Small Cap Growth Fund

(1)	formerly AIM V.I. Value Fund

(2)	formerly Templeton International Securities Fund

(3)	formerly Total Return Bond Fund

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Annuity Options	35
Summary	3	Variable Liquidity Benefit	36
Fee Table	6	Miscellaneous Contract Provisions	36
Condensed Financial Information	18	Right to Return	36
The Annuity Contract	18	Termination	36
Contract Owner Inquiries	18	Required Reports	36
Purchase Payments	18	Suspension of Payments	37
Purchase Payment Credits	18	The Separate Accounts	37
Accumulation Units	19	Performance Information	37
The Variable Funding Options	19	Federal Tax Considerations	38
The Fixed Account	23	General Taxation of Annuities	38
Charges and Deductions	23	Types of Contracts: Qualified or Nonqualified	38
General	23	Nonqualified Annuity Contracts	39
Withdrawal Charge	24	Qualified Annuity Contracts	39
Free Withdrawal Allowance	24	Penalty Tax for Premature Distributions	40
Transfer Charge	24	Diversification Requirements for
Administrative Charges	24	Variable Annuities	40
Mortality and Expense Risk Charge	25	Ownership of the Investments	40
Variable Funding Option Expenses	25	Mandatory Distributions for Qualified Plans	40
Premium Tax	25	Taxation of Death Benefit Proceeds	40
Changes in Taxes Based Upon Premium or Value	25	Other Information	41
Transfers	25	The Insurance Companies	41
Dollar Cost Averaging	26	Financial Statements	41
Access to Your Money	27	Distribution of Variable Annuity Contracts	41
Systematic Withdrawals	27	Conformity with State and Federal Laws	41
Ownership Provisions	28	Voting Rights	41
Types of Ownership	28	Legal Proceedings and Opinions	42
Contract Owner	28	The Travelers Insurance Company	42
Beneficiary	28	The Travelers Life and Annuity Company	42
Annuitant	28	Appendix A: Condensed Financial
Death Benefit	29	Information for The Travelers Insurance
Death Proceeds Before the Maturity Date	29	Company: Separate Account BD III	A-1
Payment of Proceeds	30	Appendix B: Condensed Financial
Death Proceeds After the Maturity Date	33	Information for The Travelers Life and Annuity
The Annuity Period	33	Company: Separate Account BD IV	B-1
Maturity Date	33	Appendix C: The Fixed Account	C-1
Allocation of Annuity	34	Appendix D: Waiver of Withdrawal Charge
Variable Annuity	34	for Nursing Home Confinement	D-1
Fixed Annuity	35	Appendix E : Contents of the Statement of
Payment Options	35	Additional Information	E-1
Election of Options	35

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	19	Death Report Date	29
Accumulation Period	19	Joint Owner	28
Annuitant	28	Maturity Date	33
Annuity Payments	33	Modified Purchase Payment	30
Annuity Unit	19	Net Investment Rate	34
Cash Surrender Value	27	Purchase Payment	18
Contingent Annuitant	28	Purchase Payment Credit	18
Contract Date	18	Rider Effective Date	30
Contract Owner	28	Underlying Fund	19
Contract Value	18	Variable Funding Option(s)	19
Contract Year	18	Written Request	18
Fixed Account	C-1

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Summary:
Travelers Vintage XTRA Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds) minus any purchase payment credits. Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment minus any purchase payment credits. During the

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remainder of the right to return period, we will refund your contract value (including charges we assessed) minus any purchase payment credits. We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40.. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and any associated purchase payment credits. The maximum percentage is 8%, decreasing to 0% in years ten and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death

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benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Purchase Payment Credits. For each payment you make during the first contract year, we will add a credit to your contract value. We will determine the amount of the credit based on the greater age of the contract owner or the annuitant at the time the contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a Contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the additional expenses attributable to the credits may offset the amount of the purchase payment credit.
    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
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FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the purchase payments and any associated purchase payment credits withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 8% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

  Transfer Charge..........................................................................................0
  (we reserve the right to charge $10.00 on any transfers which exceed 12 per year)

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit With E.S.P.		Standard Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.40%
Total Separate Account Charges	1.60%

Enhanced Death Benefit With E.S.P.		Enhanced Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.45%	Mortality and Expense Risk Charge	1.45%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.60%
Total Separate Account Charges	1.80%

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Other Annual Charges

Annual Contract Administrative Charge	$40
(Waived if contract value is $100,000 or more)

Variable Funding Option Expenses:
(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	0.60%	-	0.25%	0.85%(1)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B*	0.63%	0.25%	0.04%	0.92%
Premier Growth Portfolio - Class B*	1.00%	0.25%	0.04%	1.29%
American Variable Insurance Series
Global Growth Fund - Class 2*	0.66%	0.25%	0.04%	0.95%
Growth Fund - Class 2*	0.37%	0.25%	0.01%	0.63%
Growth-Income Fund - Class 2*	0.33%	0.25%	0.02%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2*	0.45%	0.25%	0.31%	1.01%(2)
Mutual Shares Securities Fund - Class 2*	0.60%	0.25%	0.19%	1.04%(3)
Templeton Foreign Securities Fund - Class 2*	0.68%	0.25%	0.22%	1.15%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	-	0.02%	0.77%(5)
Diversified Strategic Income Portfolio	0.65%	-	0.11%	0.76%(5)
Equity Index Portfolio - Class II Shares*	0.21%	0.25%	0.03%	0.49%(5)
Fundamental Value Portfolio	0.75%	-	0.02%	0.77%(5)
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares*	0.65%	0.25%	0.02%	0.92%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	-	0.40%	0.65%(6)
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund - Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund - Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	-	0.17%	1.00%(7)
Investors Fund	0.70%	-	0.12%	0.82%(8)
Small Cap Growth Fund	0.75%	-	0.72%	1.47%(9)
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Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(14)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(10)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.04%	0.79%(11)
Large Cap Portfolio	0.75%	—	0.04%	0.79%(12)
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(14)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(14)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(14)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(14)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(14)
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.20%	0.95%(13)
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%(14)
Travelers Managed Income Portfolio	0.65%	—	0.03%	0.68%(14)
Van Kampen Enterprise Portfolio	0.70%	—	0.04%	0.74%(14)
Van Kampen Life Investment Trust
Emerging Growth Portfolio	0.70%	—	0.06%	0.76%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(15)
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class*	0.58%	0.10%	0.06%	0.74%(16)
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2*	0.58%	0.25%	0.05%	0.88%(17)

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	As of May 1, 2001 Fund is closed to new investors. It is anticipated Fund will be closed to all investors on or about July 17, 2002, subject to the approval of the Securities and Exchange Commission.

(1)	Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(2)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund - Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

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(3)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(4)	The Fund's Class 2 distribution plan or ""rule 12b-1 plan"" is described in the Fund's prospectus. For the Franklin Small Cap Fund and Templeton Foreign Securities Funds the managers have agreed in advance to make estimated reductions of 0.08% and 0.01% respectively, of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Templeton Foreign Securities Fund - Class 2 would have been 0.69%, 0.25%, 0.22%, and 1.16%.

(5)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(6)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(9)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(10)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(13)	The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001(the Fund’s fiscal year end). If such fees were not waived the actual expense ratio would have been 0.96%.

(14)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(15)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class would have been 0.78%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

9

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume the application of a purchase payment credit of 5%. The examples also assume that the $40 annual contract administrative charge is equivalent to 0.028% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	101	157	202	281	25	77	132	281
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	102	159	205	288	26	79	135	288
Premier Growth Portfolio - Class B	106	170	224	324	29	90	154	324
American Variable Insurance Series
Global Growth Fund - Class 2	102	160	207	291	26	80	137	291
Growth Fund - Class 2	99	151	191	259	23	71	121	259
Growth-Income Fund - Class 2	99	150	189	256	23	70	119	256
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	103	162	210	297	27	82	140	297
Mutual Shares Securities Fund - Class 2	103	163	211	300	27	83	141	300
Templeton Foreign Securities Fund - Class 2	104	166	217	311	28	86	147	311
Greenwich Street Series Fund
Appreciation Portfolio	100	155	198	273	24	75	128	273
Diversified Strategic Income Portfolio	100	154	197	272	24	74	127	272
Equity Index Portfolio - Class II Shares	98	146	184	245	21	66	114	245
Fundamental Value Portfolio	100	155	198	273	24	75	128	273
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	102	159	205	288	26	79	135	288
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	99	151	192	261	23	71	122	261
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	105	167	219	315	28	87	149	315
Putnam VT Small Cap Value Fund - Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund - Class IB Shares	110	183	244	364	34	103	174	364
Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	209	296	27	82	139	296
Investors Fund	101	156	200	278	25	76	130	278
Small Cap Growth Fund	107	176	232	341	31	96	162	341
10

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	102	160	206	289	26	80	136	289
Smith Barney Premier Selections All Cap Growth Portfolio	102	160	207	291	26	80	137	291
The Travelers Series Trust
Equity Income Portfolio	101	155	199	275	24	75	129	275
Large Cap Portfolio	101	155	199	275	24	75	129	275
MFS Emerging Growth Portfolio	102	158	204	285	25	78	134	285
MFS Research Portfolio	102	159	205	288	26	79	135	288
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	279	25	77	131	279
Alliance Growth Portfolio	101	156	200	278	25	76	130	278
MFS Total Return Portfolio	101	157	201	279	25	77	131	279
Smith Barney Aggressive Growth Portfolio	101	157	201	280	25	77	131	280
Smith Barney High Income Portfolio	99	152	193	263	23	72	123	263
Smith Barney International All Cap Growth Portfolio	103	162	209	296	27	82	139	296
Smith Barney Large Cap Value Portfolio	99	152	193	263	23	72	123	263
Smith Barney Large Capitalization Growth Portfolio	101	155	198	274	24	75	128	274
Smith Barney Mid Cap Core Portfolio	102	160	207	291	26	80	137	291
Smith Barney Money Market Portfolio	98	148	186	249	22	68	116	249
Travelers Managed Income Portfolio	100	152	193	264	23	72	123	264
Van Kampen Enterprise Portfolio	100	154	196	270	24	74	126	270
Van Kampen Life Investment Trust
Emerging Growth Portfolio	100	154	197	272	24	74	127	272
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	102	159	204	286	26	79	134	286
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	100	154	196	270	24	74	126	270
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	102	158	203	284	25	78	133	284
11

EXAMPLE: STANDARD DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	99	151	192	261	23	71	122	261
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	100	153	195	268	24	73	125	268
Premier Growth Portfolio - Class B	104	164	214	305	27	84	144	305
American Variable Insurance Series
Global Growth Fund - Class 2	100	154	197	271	24	74	127	271
Growth Fund - Class 2	97	145	181	239	21	65	111	239
Growth-Income Fund - Class 2	97	144	179	236	21	64	109	236
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	101	156	200	277	25	76	130	277
Mutual Shares Securities Fund - Class 2	101	157	201	280	25	77	131	280
Templeton Foreign Securities Fund - Class 2	102	160	207	291	26	80	137	291
Greenwich Street Series Fund
Appreciation Portfolio	98	149	188	253	22	69	118	253
Diversified Strategic Income Portfolio	98	148	187	252	22	68	117	252
Equity Index Portfolio - Class II Shares	96	140	174	224	19	60	104	224
Fundamental Value Portfolio	98	149	188	253	22	69	118	253
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	100	153	195	268	24	73	125	268
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	97	145	182	241	21	65	112	241
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	103	161	209	295	26	81	139	295
Putnam VT Small Cap Value Fund - Class IB Shares	104	166	217	311	28	86	147	311
Putnam VT Voyager II Fund - Class IB Shares	108	177	235	346	32	97	165	346
Salomon Brothers Variable Series Fund Inc.
Capital Fund	101	156	199	276	25	76	129	276
Investors Fund	99	150	190	258	23	70	120	258
Small Cap Growth Fund	105	170	223	322	29	90	153	322
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	100	154	196	269	24	74	126	269
Smith Barney Premier Selections All Cap Growth Portfolio	100	154	197	271	24	74	127	271
The Travelers Series Trust
Equity Income Portfolio	99	149	189	255	22	69	119	255
Large Cap Portfolio	99	149	189	255	22	69	119	255
MFS Emerging Growth Portfolio	100	152	194	265	23	72	124	265
MFS Research Portfolio	100	153	195	268	24	73	125	268
12

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	99	151	191	259	23	71	121	259
Alliance Growth Portfolio	99	150	190	258	23	70	120	258
MFS Total Return Portfolio	99	151	191	259	23	71	121	259
Smith Barney Aggressive Growth Portfolio	99	151	191	260	23	71	121	260
Smith Barney High Income Portfolio	97	146	183	243	21	66	113	243
Smith Barney International All Cap Growth Portfolio	101	156	199	276	25	76	129	276
Smith Barney Large Cap Value Portfolio	97	146	183	243	21	66	113	243
Smith Barney Large Capitalization Growth Portfolio	99	149	188	254	22	69	118	254
Smith Barney Mid Cap Core Portfolio	100	154	197	271	24	74	127	271
Smith Barney Money Market Portfolio	96	141	176	228	20	61	106	228
Travelers Managed Income Portfolio	98	146	183	244	21	66	113	244
Van Kampen Enterprise Portfolio	98	148	186	250	22	68	116	250
Van Kampen Life Investment Trust
Emerging Growth Portfolio	98	148	187	252	22	68	117	252
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	100	153	194	266	24	73	124	266
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	98	148	186	250	22	68	116	250
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	100	152	193	264	23	72	123	264
13

EXAMPLE: ENHANCED DEATH BENEFIT WITH ESP

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	103	163	212	301	27	83	142	301
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	104	165	215	308	28	85	145	308
Premier Growth Portfolio - Class B	108	176	233	343	31	96	163	343
American Variable Insurance Series
Global Growth Fund - Class 2	104	166	217	311	28	86	147	311
Growth Fund - Class 2	101	157	201	279	25	77	131	279
Growth-Income Fund – Class 2	101	156	199	276	25	76	129	276
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	105	168	220	316	29	88	150	316
Mutual Shares Securities Fund - Class 2	105	169	221	319	29	89	151	319
Templeton Foreign Securities Fund - Class 2	106	172	227	330	30	92	157	330
Greenwich Street Series Fund
Appreciation Portfolio	102	161	208	293	26	81	138	293
Diversified Strategic Income Portfolio	102	160	207	292	26	80	137	292
Equity Index Portfolio – Class II Shares	100	152	194	265	23	72	124	265
Fundamental Value Portfolio	102	161	208	293	26	81	138	293
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	104	165	215	308	28	85	145	308
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	101	157	202	281	25	77	132	281
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	107	173	229	333	30	93	159	333
Putnam VT Small Cap Value Fund - Class IB Shares	108	178	236	348	32	98	166	348
Putnam VT Voyager II Fund - Class IB Shares	112	189	254	382	36	109	184	382
Salomon Brothers Variable Series Fund Inc.
Capital Fund	105	168	219	315	29	88	149	315
Investors Fund	103	162	210	298	27	82	140	298
Small Cap Growth Fund	109	181	242	359	33	101	172	359
14

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	104	166	216	309	28	86	146	309
Smith Barney Premier Selections All Cap Growth Portfolio	104	166	217	311	28	86	147	311
The Travelers Series Trust
Equity Income Portfolio	103	161	209	295	26	81	139	295
Large Cap Portfolio	103	161	209	295	26	81	139	295
MFS Emerging Growth Portfolio	104	164	214	305	27	84	144	305
MFS Research Portfolio	104	165	215	308	28	85	145	308
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	103	163	211	299	27	83	141	299
Alliance Growth Portfolio	103	162	210	298	27	82	140	298
MFS Total Return Portfolio	103	163	211	299	27	83	141	299
Smith Barney Aggressive Growth Portfolio	103	163	211	300	27	83	141	300
Smith Barney High Income Portfolio	101	158	203	283	25	78	133	283
Smith Barney International All Cap Growth Portfolio	105	168	219	315	29	88	149	315
Smith Barney Large Cap Value Portfolio	101	158	203	283	25	78	133	283
Smith Barney Large Capitalization Growth Portfolio	103	161	208	294	26	81	138	294
Smith Barney Mid Cap Core Portfolio	104	166	217	311	28	86	147	311
Smith Barney Money Market Portfolio	100	154	196	269	24	74	126	269
Travelers Managed Income Portfolio	102	158	203	284	25	78	133	284
Van Kampen Enterprise Portfolio	102	160	206	290	26	80	136	290
Van Kampen Life Investment Trust
Emerging Growth Portfolio	102	160	207	292	26	80	137	292
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	104	165	214	306	28	85	144	306
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	102	160	206	290	26	80	136	290
Variable Insurance Products Fund III
Mid Cap Portfolio – Service Class 2	104	164	213	304	27	84	143	304
15

EXAMPLE: ENHANCED DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	101	157	202	281	25	77	132	281
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	102	159	205	288	26	79	135	288
Premier Growth Portfolio - Class B	106	170	224	324	29	90	154	324
American Variable Insurance Series
Global Growth Fund - Class 2	102	160	207	291	26	80	137	291
Growth Fund - Class 2	99	151	191	259	23	71	121	259
Growth-Income Fund - Class 2	99	150	189	256	23	70	119	256
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	103	162	210	297	27	82	140	297
Mutual Shares Securities Fund - Class 2	103	163	211	300	27	83	141	300
Templeton Foreign Securities Fund - Class 2	104	166	217	311	28	86	147	311
Greenwich Street Series Fund
Appreciation Portfolio	100	155	198	273	24	75	128	273
Diversified Strategic Income Portfolio	100	154	197	272	24	74	127	272
Equity Index Portfolio - Class II Shares	98	146	184	245	21	66	114	245
Fundamental Value Portfolio	100	155	198	273	24	75	128	273
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	102	159	205	288	26	79	135	288
PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class	99	151	192	261	23	71	122	261
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	105	167	219	315	28	87	149	315
Putnam VT Small Cap Value Fund - Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund - Class IB Shares	110	183	244	364	34	103	174	364
16

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	209	296	27	82	139	296
Investors Fund	101	156	200	278	25	76	130	278
Small Cap Growth Fund	107	176	232	341	31	96	162	341
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	102	160	206	289	26	80	136	289
Smith Barney Premier Selections All Cap Growth Portfolio	102	160	207	291	26	80	137	291
The Travelers Series Trust
Equity Income Portfolio	101	155	199	275	24	75	129	275
Large Cap Portfolio	101	155	199	275	24	75	129	275
MFS Emerging Growth Portfolio	102	158	204	285	25	78	134	285
MFS Research Portfolio	102	159	205	288	26	79	135	288
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	279	25	77	131	279
Alliance Growth Portfolio	101	156	200	278	25	76	130	278
MFS Total Return Portfolio	101	157	201	279	25	77	131	279
Smith Barney Aggressive Growth Portfolio	101	157	201	280	25	77	131	280
Smith Barney High Income Portfolio	99	152	193	263	23	72	123	263
Smith Barney International All Cap Growth Portfolio	103	162	209	296	27	82	139	296
Smith Barney Large Cap Value Portfolio	99	152	193	263	23	72	123	263
Smith Barney Large Capitalization Growth Portfolio	101	155	198	274	24	75	128	274
Smith Barney Mid Cap Core Portfolio	102	160	207	291	26	80	137	291
Smith Barney Money Market Portfolio	98	148	186	249	22	68	116	249
Travelers Managed Income Portfolio	100	152	193	264	23	72	123	264
Van Kampen Enterprise Portfolio	100	154	196	270	24	74	126	270
Van Kampen Life Investment Trust
Emerging Growth Portfolio	100	154	197	272	24	74	127	272
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	102	159	204	286	26	79	134	286
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	100	154	196	270	24	74	126	270
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	102	158	203	284	25	78	133	284
17

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage XTRA Annuity is a contract between the contract owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus simplifies many contract provisions to better communicate the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Purchase Payment Credits

During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the contract owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

We will apply the purchase payment credit to the funding options in the same ratio as the applicable purchase payment.

18

We will deduct the purchase payment credit from any refunds made if:

(a)	you return your Contract during the right to return period (we will include any gains on the credit in the refund);

(b)	you (or the annuitant, with no contingent annuitant surviving) die during the first 12 months after we apply the credit; or

(c)	you surrender or terminate your Contract within 12 months after we apply the credit.

When we determine the amount of purchase payment credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit’s investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

19

Funding Option	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio - Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through investments primarliy in dividend-paying common stocks of good quality.	Allicance Capital Management, L.P. ("Alliance")
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance
American Variable Insurance Series
Global Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies located around the world.	Capital Research and Management Company
Growth Fund - Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth and capital	Capital Research and Management Company
Growth-Income Fund — Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc
Mutual Shares Securities Fund - Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Foreign Securities Fund — Class 2	Seeks long-term capital growth The Fund will invest at least 89% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, Inc.
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio	High current income.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation by investing primarily in U.S. common stocks and other equity securities, typically of established companies with large market capitalization..	SBFM
Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital using a multi-manager approach investing in small, medium and large sized companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)

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Funding Option	Investment Objective	Investment Adviser/Subadviser
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of capital.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 price share.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation by investing primarily in a portfolio of securities consisting principally of common stocks.	TIA Subadviser: Van Kampen Asset Management Inc.
Van Kampen Life Investment Trust
Emerging Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund's total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund Portfolio - Service Class	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

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FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts;
      the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
      the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
      administration of the annuity options available under the Contracts; and
      the distribution of various reports to contract owners.

Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
      sales and marketing expenses including commission payments to your Smith Barney Financial Consultant; and
      other costs of doing business.

Risks we assume include:

      that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
      that the amount of the death benefit will be greater than the contract value ; and
      that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

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Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any associated purchase payment credits are withdrawn before they have been in the Contract for ten years. We will assess the charge as a percentage of the purchase payment and any associated purchase payment credits withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment and any associated purchase payment credits to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment and any associated purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments and associated credits are distributed:

      due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

        under the Managed Distribution Program; or

          under the Nursing Home Confinement provision (as described in Appendix D).

      Free Withdrawal Allowance

      Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

      Transfer Charge

      We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

      Administrative Charges

      There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Accout or:

                   (1)   from the distribution of death proceeds;

                   (2)   after an annuity payout has begun; or

                   (3)   if the contract value on the date of assessment equals or is greater than $100,000.

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      We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

      Mortality and Expense Risk Charge

      Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

      Variable Liquidity Benefit Charge

      If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

      E.S.P. Charge

      If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each variable funding option.

      Variable Funding Option Expenses

      We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

      Premium Tax

      Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

      Changes in Taxes Based upon Premium or Value

      If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

      TRANSFERS

      Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

        1.  Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

            the total dollar amount being transferred;
            the number of transfers you made within the previous three months;
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            whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
            whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.

        2.  Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

            reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

      Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

      If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

      We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

      Dollar Cost Averaging

      Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

      You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

      You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

      In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

      26

      The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

      You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

      You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

      All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

      ACCESS TO YOUR MONEY

      Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

      For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the Fixed Account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

      Systematic Withdrawals

      Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

      We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

      Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

      Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

      27

      OWNERSHIP PROVISIONS

      Types of Ownership

      Contract Owner

      Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

      You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

      If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

      Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

      Beneficiary

      You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

      Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

      Annuitant

      The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

      Contingent Annuitant

      You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

          the death benefit will not be payable upon the annuitant’s death;
          the contingent annuitant becomes the annuitant; and
          all other rights and benefits will continue in effect.

      When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

      If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

      28

      DEATH BENEFIT

      Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Annual Step-Up”). We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal or beneficiary contract continuation (“death report date).

      For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

      Death Proceeds Before the Maturity Date

      Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

(1)	your contract value, less any purchase payment credits we applied within 12 months of the death; or

(2)	the total purchase payments you made under the Contract.

      Enhanced Death Benefit: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

(1)	your contract value, less any purchase payment credits we applied within 12 months of the death;

(2)	the total purchase payments; or

(3)	the “step-up value” as described below.

      Step-Up Value. The step-up value will initially equal the contract value on the first anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or w ithdrawals.

      Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal, less any purchase payment credits applied within 12 months of the death.

      For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 x (10,000/55,000) = 9,090

      Your new step-up value would be 50,000-9,090, or $40,910.

      The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 x (10,000/30,000) = 16,666

      Your new step-up value would be 50,000-16,666, or $33,334.

      29

      Enhanced Stepped-Up Provision ("E.S.P."). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.)

      The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

      If the annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

      If the annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

      The initial modified purchase payment is equal to the contract value as of the rider effective date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

      The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

      For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

                        50,000 X (10,000/55,000) = 9,090

      You new modified purchase payment would be $50,000 - $9,090 = 40,910

      The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

                        50,000 X (10,000/30,000) = 16,666

      Your new modified purchase payment would be 50,000 - 16,666 = $33,334

      Payment of Proceeds

      We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

      Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

      30

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Non-Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Non-Spousal Joint Owner (who is the annuitant)	The beneficiary(ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the annuitant)	The beneficiary (ies) or, if none, to the surviving joint owner.	Unless the spouse elects to continue the Contract. A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary who may elect to continue the Contract.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant the beneficiary elects to continue the Contract rather than receive the distribution.
		Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

      ______________

          Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.
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      Spousal Contract Continuance (Subject to Availability - Does Not Apply if a Non-Spouse is a Joint Owner) Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

      If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

      Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

      Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

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      Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

      If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

      If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued Contract (the "adjusted contract value") will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

      The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

        transfer ownership;
        take a loan; or
        make additional purchase payments.

      The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the death report date without a withdrawal charge. The E.S.P. option is not available to a beneficiary who has continued the Contract under this provision. All other fees and charges applicable to the original contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary's age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date

      Planned Death Benefit

      You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

            through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
            under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

      You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

      Death Proceeds after the Maturity Date

      If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

      THE ANNUITY PERIOD

      Maturity Date

      Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection

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      any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

      You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

      At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 ½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

      Allocation of Annuity

      You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

      Variable Annuity

      You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

      Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

      The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performa nce, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

      Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

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      Fixed Annuity

      You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

      PAYMENT OPTIONS

      Election of Options

      While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

      During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

      The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum.

      On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

      Annuity Options

      Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

      Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

      Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

      Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

      Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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      Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

      Variable Liquidity Benefit

      This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

      At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

      MISCELLANEOUS CONTRACT PROVISIONS

      Right to Return

      You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) minus any purchase payment credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

      If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment minus any purchase payment credits in full; during the remainder of the right to return period, we will refund the contract value (including charges) minus any purchase payment credits.

      During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

      We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

      Termination

      You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value (less any purchase payment credits applied within 12 months of termination) less any applicable taxes.

      Required Reports

      As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

      36

      Suspension of Payments

      The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

      THE SEPARATE ACCOUNTS

      The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

      We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

      All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

      Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance poli cy owners would no longer have the economies of scale resulting from a larger combined fund.

      Performance Information

      From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

      Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

      Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the

      37

      annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

      For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

      General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

      FEDERAL TAX CONSIDERATIONS

      The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

      Non-Resident Aliens

      Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

      General Taxation of Annuities

      Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

      Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

      Types of Contracts: Qualified or Nonqualified

      If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

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      Nonqualified Annuity Contracts

      As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

      If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

      If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

      The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

      Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

      Puerto Rico Tax Considerations

      The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

      Qualified Annuity Contracts

      Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

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      Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

      The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

      Penalty Tax for Premature Distributions

      For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

      Diversification Requirements for Variable Annuities

      The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

      Ownership of the Investments

      In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

      Mandatory Distributions For Qualified Plans

      Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

      Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

      Taxation of Death Benefit Proceeds

      Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed

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      in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

      OTHER INFORMATION

      The Insurance Companies

      Please refer to your Contract to determine which Company issued your Contract.

      The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

      The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

      Financial Statements

      The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

      Distribution of Variable Annuity Contracts

      We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

      Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

      Conformity with State and Federal Laws

      The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

      Voting Rights

      The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting

      41

      instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

      Legal Proceedings and Opinions

      Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

      There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

      42

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (in dollars)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01)*
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.885	0.884	—	—	—	—
Number of units outstanding at end of year	421,659	227,887	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.884	0.883	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127	1.000	1.000
Unit Value at end of year	0.753	0.750	0.925	0.923	1.127	1.127
Number of units outstanding at end of year	892,135	1,129,808	96,323	286,366	76,688	96,188
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.749	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
American Variable Insurance Series
Global Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.041	1.039	1.301	1.301	1.000	1.000
Unit Value at end of year	0.880	0.877	1.041	1.039	1.301	1.301
Number of units outstanding at end of year	358,085	953,012	4,990	106,123	—	35,494
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.879	0.875	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Growth Fund — Class 2 (12/99)
Unit Value at beginning of year	1.220	1.217	1.184	1.183	1.000	1.000
Unit Value at end of year	0.984	0.980	1.220	1.217	1.184	1.183
Number of units outstanding at end of year	537,903	1,418,434	112,468	279,453	—	32,012
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.983	0.978	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Growth-Income Fund Class 2 (3/00)
Unit Value at beginning of year	1.098	1.095	1.000	1.000	—	—
Unit Value at end of year	1.110	1.105	1.098	1.095	—	—
Number of units outstanding at end of year	343,429	1,207,066	—	158,718	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.109	1.104	—	—	—	—
Number of units outstanding at end of year	—	8,328	—	—	—	—
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund Class 2 (4/00)
Unit Value at beginning of year	0.965	0.963	1.000	1.000	—	—
Unit Value at end of year	0.807	0.803	0.965	0.963	—	—
Number of units outstanding at end of year	194,095	386,790	—	19,259	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.802	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Templeton International Securities Fund Class 2 (4/00)
Unit Value at beginning of year	1.068	1.065	1.000	1.000	—	—
Unit Value at end of year	0.884	0.881	1.068	1.065	—	—
Number of units outstanding at end of year	49,286	96,122	—	15,014	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.883	0.879	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Greenwich Street Series Securities Fund
Appreciation Portfolio (4/00)(1)
Unit Value at beginning of year	1.025	1.023	1.000	1.000	—	—
Unit Value at end of year	0.971	0.966	1.025	1.023	—	—
Number of units outstanding at end of year	430,775	456,140	—	27,890	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.969	0.965	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Diversified Strategic Income Portfolio
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.030	1.026	—	—	—	—
Number of units outstanding at end of year	155,980	214,616	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.029	1.024	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001			Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard		Enhanced	Standard	Enhanced	Standard	Enhanced

Equity Index Portfolio Class II (5/01)
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	0.822		0.818	—	—	—	—
Number of units outstanding at end of year	1,012,410		923,288	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	0.820		0.817	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—
Fundamental Value Portfolio (4/01)
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	1.163		1.158	—	—	—	—
Number of units outstanding at end of year	422,215		668,636	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	1.161		1.157	—	—	—	—
Number of units outstanding at end of year	—		—	—	—	—	—
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.674		0.673	1.000	1.000	—	—
Unit Value at end of year	0.401		0.400	0.674	0.673	—	—
Number of units outstanding at end of year	130,619		587,522	—	16,276	—	—
With E.S.P.
Unit Value at beginning of year	1.000		1.000	—	—	—	—
Unit Value at end of year	0.401		0.399	—	—	—	—
Number of units outstanding at end of year	—		—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01)*
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.053	1.051	—	—	—	—
Number of units outstanding at end of year	1,027,250	1,184,780	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.051	1.050	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.857	0.856	—	—	—	—
Number of units outstanding at end of year	172,126	167,986	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.856	0.855	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.088	1.087	—	—	—	—
Number of units outstanding at end of year	218,519	219,720	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.086	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.806	0.805	—	—	—	—
Number of units outstanding at end of year	90,017	20,854	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.804	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (4/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.209	1.204	—	—	—	—
Number of units outstanding at end of year	894,987	1,352,966	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.203	—	—	—	—
Number of units outstanding at end of year	—	7,692	—	—	—	—
Investors Fund (5/01) (2)
Unit Value at beginning of year	1,000	1,000	—	—	—	—
Unit Value at end of year	1.089	1.084	—	—	—	—
Number of units outstanding at end of year	505,781	688,342	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.083	—	—	—	—
Number of units outstanding at end of year	—	8,469	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Small Cap Growth Fund (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.278	1.272	—	—	—	—
Number of units outstanding at end of year	166,046	396,736	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.276	1.270	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	1.000	1.000	—	—	—	—
Unit Value at beginning of year	0.894	0.893	—	—	—	—
Unit Value at end of year	12,958	18,365	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.891	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.894	0.893	—	—	—	—
Number of units outstanding at end of year	3,327	38,292	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.892	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

The Travelers Series Trust
Equity Income Portfolio (4/00)
Unit Value at beginning of year	1.133	1.130	1.000	1.000	—	—
Unit Value at end of year	1.043	1.038	1.133	1.130	—	—
Number of units outstanding at end of year	1,567,213	1,262,895	197,368	12,212	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.041	1.037	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125	1.000	1.000
Unit Value at end of year	0.774	0.771	0.949	0.947	1.126	1.125
Number of units outstanding at end of year	201,210	435,079	72,389	9,529	7,030	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.773	0.769	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Emerging Growth Portfolio (4/00)
Unit Value at beginning of year	1.128	1.126	1.000	1.000	—	—
Unit Value at end of year	0.710	0.707	1.128	1.126	—	—
Number of units outstanding at end of year	376,108	495,736	99,230	52,455	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.709	0.706	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Research Portfolio (8/00)
Unit Value at beginning of year	1.057	1.055	1.000	1.000	—	—
Unit Value at end of year	0.808	0.805	1.057	1.055	—	—
Number of units outstanding at end of year	253,154	193,579	8,995	12,368	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.807	0.803	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.864	0.863	—	—	—	—
Number of units outstanding at end of year	53,578	186,705	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.863	0.862	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149	1.000	1.000
Unit Value at end of year	0.792	0.788	0.927	0.925	1.149	1.149
Number of units outstanding at end of year	1,087,180	936,287	50,352	40,615	11,645	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.790	0.787	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
MFS Total Return Portfolio (6/00)
Unit Value at beginning of year	1.153	1.151	1.000	1.000	—	—
Unit Value at end of year	1.137	1.132	1.153	1.151	—	—
Number of units outstanding at end of year	1,997,966	2,348,284	99,711	62,642	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.136	1.131	—	—	—	—
Number of units outstanding at end of year	—	7,931	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Aggressive Growth Portfolio (12/99)
Unit Value at beginning of year	1.381	1.377	1.210	1.209	1.000	1.000
Unit Value at end of year	1.306	1.300	1.381	1.377	1.210	1.209
Number of units outstanding at end of year	986,917	1,820,456	174,362	10,437	66,995	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.304	1.298	—	—	—	—
Number of units outstanding at end of year	—	7,100	—	—	—	—
Smith Barney High Income Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.873	0.870	—	—	—	—
Number of units outstanding at end of year	100,742	305,604	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.872	0.868	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Smith Barney International All Cap Growth Portfolio (4/00)
Unit Value at beginning of year	0.924	0.922	1.000	1.000	—	—
Unit Value at end of year	0.627	0.624	0.924	0.922	—	—
Number of units outstanding at end of year	252,361	130,148	118,688	95,051	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.626	0.623	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Large Capitalization Growth Portfolio (11/99)
Unit Value at beginning of year	1.000	0.998	1.090	1.090	1.000	1.000
Unit Value at end of year	0.863	0.859	1.000	0.998	1.090	1.090
Number of units outstanding at end of year	318,778	1,026,339	28,368	48,107	11,616	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.861	0.858	—	—	—	—
Number of units outstanding at end of year	—	10,832	—	—	—	—
Smith Barney Large Cap Value Portfolio (11/99)
Unit Value at beginning of year	1.114	1.111	0.998	0.998	1.000	1.000
Unit Value at end of year	1.008	1.004	1.114	1.111	0.998	0.998
Number of units outstanding at end of year	296,057	657,150	—	71,969	—	46,952
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.002	—	—	—	—
Number of units outstanding at end of year	—	26,626	—	—	—	—
Smith Barney Mid Cap Core Portfolio (11/99)
Unit Value at beginning of year	1.355	1.352	1.166	1.165	1.000	1.000
Unit Value at end of year	1.203	1.198	1.355	1.352	1.166	1.165
Number of units outstanding at end of year	253,170	544,002	8,807	53,126	4,746	36,659
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.201	1.196	—	—	—	—
Number of units outstanding at end of year	—	22,991	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Money Market Portfolio (7/00)
Unit Value at beginning of year	1.052	1.049	1.000	1.000	—	—
Unit Value at end of year	1.075	1.071	1.052	1.049	—	—
Number of units outstanding at end of year	353,751	1,230,681	—	9,253	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.074	1.069	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Travelers Managed Income Portfolio
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.116	1.112	—	—	—	—
Number of units outstanding at end of year	99,793	211,077	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.110	—	—	—	—
Number of units outstanding at end of year	—	8,027	—	——	—	—
Van Kampen Enterprise Portfolio (8/00)
Unit Value at beginning of year	0.970	0.967	1.000	1.000	—	—
Unit Value at end of year	0.753	0.749	0.970	0.967	—	—
Number of units outstanding at end of year	10,867	89,971	—	5,038	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.748	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (4/00)
Unit Value at beginning of year	1.234	1.231	1.000	1.000	—	—
Unit Value at end of year	0.834	0.830	1.234	1.231	—	—
Number of units outstanding at end of year	275,388	355,795	6,477	70,059	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.832	0.829	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      Appendix A
      CONDENSED FINANCIAL INFORMATION

      TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.945	0.944	—	—	—	—
Number of units outstanding at end of year	—	5,693	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.944	0.943	—	—	—	—
Number of units outstanding at end of year	—	—	—		—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class (12/99)
Unit Value at beginning of year	1.047	1.045	1.138	1.138	1.000	1.000
Unit Value at end of year	0.905	0.901	1.047	1.045	1.138	1.138
Number of units outstanding at end of year	73,693	103,317	64,462	2,548	64,462	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.903	0.900	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—

      ______________

*	Fund name has changed – see prospectus.

(1)	As a result of a merger in 2001, Appreciation Portfolio received the assets and stated liabilities of Variable Annuity Portfolios: CitiSelect VIP Folio 200 Conservative and Variable Annuity Portfolios: CitiSelect VIP Folio 300 Balanced.

(2)	As a result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

      The financial statements of Fund BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

      Any funds not listed above were not yet available as of December 31, 2001.

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (in dollars)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01)*						—
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.885	0.884	—	—	—	—
Number of units outstanding at end of year	772,623	672,046	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.884	0.883	—	—	—	—
Number of units outstanding at end of year	38,368	241,785	—	—	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.9255	0.923	1.127	1.127	1.000	1.000
Unit Value at end of year	0.753	0.750	0.925	0.923	1.127	1.127
Number of units outstanding at end of year	30,657,551	29,036,888	26,711,914	285,034,508	2,118,594	5,273,207
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.749	—	—	—	—
Number of units outstanding at end of year	472,388	2,203,655	—	—	—	—
American Variable Insurance Series
Global Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.041	1.039	1.301	1.301	1.000	1.000
Unit Value at end of year	0.880	0.877	1.041	1.039	1.301	1.301
Number of units outstanding at end of year	10,783,871	18,176,320	9,193,213	17,191,023	496,228	1,335,904
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.879	0.875	—	—	—	—
Number of units outstanding at end of year	39,649	1,544,419	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Growth Fund — Class 2 (11/99)
Unit Value at beginning of year	1.220	1.217	1.184	1.183	1.000	1.000
Unit Value at end of year	0.984	0.980	1.220	1.217	1.184	1.183
Number of units outstanding at end of year	24,168,621	38,023,813	17,763,993	27,954,276	790,492	4,513,981
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.983	0.978	—	—	—	—
Number of units outstanding at end of year	507,376	4,340,090	—	—	—	—
Growth-Income Fund — Class 2 (11/99)
Unit Value at beginning of year	1.098	1.095	1.031	1.031	1.000	1.000
Unit Value at end of year	1.110	1.105	1.098	1.095	1.031	1.031
Number of units outstanding at end of year	17,618,589	27,111,322	10,615,411	18,696,964	1,022,054	2,847,709
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.109	1.104	—	—	—	—
Number of units outstanding at end of year	176,771	2,553,991	—	—	—	—
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund Class 2 (11/99)
Unit Value at beginning of year	0.965	0.963	1.173	1.172	1.000	1.000
Unit Value at end of year	0.807	0.803	0.965	0.963	1.173	1.172
Number of units outstanding at end of year	5,511,086	7,990,242	4,678,792	7,481,600	719,638	1,075,985
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.802	—	—	—	—
Number of units outstanding at end of year	11,089	263,943	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Templeton International Securities Fund Class 2 (11/99)
Unit Value at beginning of year	1.068	1.065	1.109	1.109	1.000	1.000
Unit Value at end of year	0.884	0.881	1.068	1.065	1.109	1.109
Number of units outstanding at end of year	6,615,238	6,421,299	5,495,504	4,608,384	445,419	940,873
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.883	0.879	—	—	—	—
Number of units outstanding at end of year	372,306	629,693	—	—	—	—
Greenwich Street Series Securities Fund
Appreciation Portfolio (11/99) (1)
Unit Value at beginning of year	1.025	1.023	1.044	1.043	1.000	1.000
Unit Value at end of year	0.971	0.966	1.025	1.023	1.044	1.043
Number of units outstanding at end of year	5,617,721	6,870,740	3,282,703	4,390,631	407,917	1,032,853
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.969	0.965	—	—	—	—
Number of units outstanding at end of year	67,228	1,776,997	—	—	—	—
Diversified Strategic Income Portfolio (11/99)
Unit Value at beginning of year	1.013	1.010	0.999	0.999	1.000	1.000
Unit Value at end of year	1.030	1.026	1.013	1.010	0.999	0.999
Number of units outstanding at end of year	5,810,704	6,858,335	4,456,819	2,959,211	156,084	315,232
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.029	1.024	—	—	—	—
Number of units outstanding at end of year	19,815	893,723	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Equity Index Portfolio Class II (11/99)
Unit Value at beginning of year	0.951	0.949	1.063	1.063	1.000	1.000
Unit Value at end of year	0.822	0.818	0.951	0.949	1.063	1.063
Number of units outstanding at end of year	14,784,877	8,473,334	9,919,249	4,565,965	638,959	1,331,138
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.820	0.817	—	—	—	—
Number of units outstanding at end of year	18,820	2,026,387	—	—	—	—
Fundamental Value Portfolio (11/99)
Unit Value at beginning of year	1.245	1.243	1.048	1.048	1.000	1.000
Unit Value at end of year	1.163	1.158	1.245	1.243	1.048	1.048
Number of units outstanding at end of year	8,723,448	11,718,159	2,061,001	2,753,940	29,295	193,248
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.161	1.157	—	—	—	—
Number of units outstanding at end of year	394,244	4,922,412	—	—	—	—
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.674	0.673	1.000	1.000	—	—
Unit Value at end of year	0.401	0.400	0.674	0.673	—	—
Number of units outstanding at end of year	9,326,575	11,884,574	6,961,748	9,173,879	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.401	0.399	—	—	—	—
Number of units outstanding at end of year	37,119	957,864	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01)*
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.053	1.051	—	—	—	—
Number of units outstanding at end of year	3,528,611	4,242,977	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.051	1.050	—	—	—	—
Number of units outstanding at end of year	133,797	1,040,045	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.857	0.856	—	—	—	—
Number of units outstanding at end of year	239,877	749,754	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.856	0.855	—	—	—	—
Number of units outstanding at end of year	12,419	86,605	—	—	—	—
Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.088	1.087	—	—	—	—
Number of units outstanding at end of year	1,040,422	839,211	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.086	—	—	—	—
Number of units outstanding at end of year	19,095	141,792	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.806	0.805	—	—	—	—
Number of units outstanding at end of year	82,991	124,658	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.805	0.804	—	—	—	—
Number of units outstanding at end of year	20,652	14,734	—	—	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (11/99)
Unit Value at beginning of year	1.204	1.201	1.032	1.032	1.000	1.000
Unit Value at end of year	1.209	1.204	1.204	1.201	1.032	1.032
Number of units outstanding at end of year	7,452,708	8,547,628	2,476,774	3,343,973	42,351	144,350
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.203	—	—	—	—
Number of units outstanding at end of year	267,374	1,624,219	—	—	—	—
Investors Fund (11/99) (2)
Unit Value at beginning of year	1.152	1.150	1.014	1.014	1.000	1.000
Unit Value at end of year	1.089	1.084	1.152	1.150	1.014	1.014
Number of units outstanding at end of year	6,793,914	4,504,340	2,942,606	1,547,583	69,063	323,132
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.087	1.083	—	—	—	—
Number of units outstanding at end of year	118,438	1,074948	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Small Cap Growth Fund (11/99)
Unit Value at beginning of year	1.397	1.394	1.213	1.213	1.000	1.000
Unit Value at end of year	1.278	1.272	1.397	1.394	1.213	1.213
Number of units outstanding at end of year	2,2044,689	2,141,865	1,826,311	1,757,555	56,346	334,378
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.276	1.270	—	—	—	—
Number of units outstanding at end of year	15,650	272,556	—	—	—	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.894	0.893	—	—	—	—
Number of units outstanding at end of year	78,232	144,460	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.891	—	—	—	—
Number of units outstanding at end of year	18,613	50,962	—	—	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.894	0.893	—	—	—	—
Number of units outstanding at end of year	226,185	480,035	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.893	0.892	—	—	—	—
Number of units outstanding at end of year	—	254,423	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

The Travelers Series Trust
Equity Income Portfolio (11/99)
Unit Value at beginning of year	1.133	1.130	1.052	1.052	1.000	1.000
Unit Value at end of year	1.043	1.038	1.133	1.130	1.052	1.052
Number of units outstanding at end of year	10,046,726	5,670,567	4,977,279	3,655,356	174,100	581,591
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.041	1.037	—	—	—	—
Number of units outstanding at end of year	147,790	993,080	—	—	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125	1.000	1.000
Unit Value at end of year	0.774	0.771	0.949	0.947	1.126	1.125
Number of units outstanding at end of year	7,970,781	6,056,750	6,001,335	4,871,712	500,514	715,311
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.773	0.769	—	—	—	—
Number of units outstanding at end of year	129,126	439,291	—	—	—	—
MFS Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.128	1.126	1.433	1.432	1.000	1.000
Unit Value at end of year	0.710	0.707	1.128	1.126	1.433	1.432
Number of units outstanding at end of year	12,537,784	11,423,572	10,965,615	11,797,938	936,269	1,856,574
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.709	0.706	—	—	—	—
Number of units outstanding at end of year	60,909	900,007	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

MFS Research Portfolio (11/99)
Unit Value at beginning of year	1.057	1.055	1.135	1.135	1.000	1.000
Unit Value at end of year	0.808	0.805	1.057	1.055	1.135	1.135
Number of units outstanding at end of year	4,279,316	6,519,866	3,766,401	5,293,596	307,732	648,369
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.807	0.803	—	—	—	—
Number of units outstanding at end of year	60,196	662,621	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.864	0.863	—	—	—	—
Number of units outstanding at end of year	630,256	295,944	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.863	0.862	—	—	—	—
Number of units outstanding at end of year	—	898,773	—	—	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149	1.000	1.000
Unit Value at end of year	0.792	0.788	0.927	0.925	1.149	1.149
Number of units outstanding at end of year	19,754,120	18,452,438	15,438,160	15,213,070	1,333,895	2,482,793
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.790	0.787	—	—	—	—
Number of units outstanding at end of year	300,275	1,336,240	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

MFS Total Return Portfolio (11/99)
Unit Value at beginning of year	1.153	1.151	1.003	1.002	1.000	1.000
Unit Value at end of year	1.137	1.132	1.153	1.151	1.003	1.002
Number of units outstanding at end of year	16,974,045	15,105,160	5,181,152	6,755,149	229,693	421,734
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.136	1.131	—	—	—	—
Number of units outstanding at end of year	418,483	3,539,246	—	—	—	—
Smith Barney Aggressive Growth Portfolio (11/99)
Unit Value at beginning of year	1.381	1.377	1.210	1.209	1.000	1.000
Unit Value at end of year	1.306	1.300	1.381	1.377	1.210	1.209
Number of units outstanding at end of year	19,643,514	32,746,985	13,025,930	15,970,239	1,210,115	1,899,455
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.304	1.298	—	—	—	—
Number of units outstanding at end of year	665,934	4,928,732	—	—	—	—
Smith Barney High Income Portfolio (11/99)
Unit Value at beginning of year	0.920	0.918	1.015	1.015	1.000	1.000
Unit Value at end of year	0.873	0.870	0.920	0.918	1.015	1.015
Number of units outstanding at end of year	5,392,288	4,622,624	3,364,568	2,271,887	222,226	431,806
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.872	0.868	—	—	—	—
Number of units outstanding at end of year	245,081	839,928	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney International All Cap Growth Portfolio (11/99)
Unit Value at beginning of year	0.924	0.922	1.230	1.229	1.000	1.000
Unit Value at end of year	0.627	0.624	0.924	0.922	1.230	1.229
Number of units outstanding at end of year	7,629,713	6,861,762	6,638,564	6,991,811	945,011	456,157
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.626	0.623	—	—	—	—
Number of units outstanding at end of year	18,316	200,904	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (11/99)
Unit Value at beginning of year	1.000	0.998	1.090	1.090	1.000	1.000
Unit Value at end of year	0.863	0.859	1.000	0.998	1.090	1.090
Number of units outstanding at end of year	22,512,692	20,224,489	17,218,164	15,577,436	2,526,512	2,543,458
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.861	0.858	—	—	—	—
Number of units outstanding at end of year	261,322	4,414,564	—	—	—	—
Smith Barney Large Cap Value Portfolio (11/99)
Unit Value at beginning of year	1.114	1.111	0.998	0.998	1.000	1.000
Unit Value at end of year	1.008	1.004	1.114	1.111	0.998	0.998
Number of units outstanding at end of year	9,311,478	11,961,529	5,501,375	6,078,392	1,119,883	676,689
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.002	—	—	—	—
Number of units outstanding at end of year	133,560	2,109,710	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Smith Barney Mid Cap Core Portfolio (11/99)
Unit Value at beginning of year	1.355	1.352	1.166	1.165	1.000	1.000
Unit Value at end of year	1.203	1.198	1.355	1.352	1.166	1.165
Number of units outstanding at end of year	6,353,871	9,076,242	4,114,813	5,564,634	501,324	583,087
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.201	1.196	—	—	—	—
Number of units outstanding at end of year	116,293	964,440	—	—	—	—
Smith Barney Money Market Portfolio (11/99)
Unit Value at beginning of year	1.052	1.049	1.006	1.005	1.000	1.000
Unit Value at end of year	1.075	1.071	1.052	1.049	1.006	1.005
Number of units outstanding at end of year	34,802,834	20,703,283	16,551,256	9,983,343	2,574,330	4,261,461
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.074	1.069	—	—	—	—
Number of units outstanding at end of year	429,755	3,792,005	—	—	—	—
Travelers Managed Income Portfolio (11/99)
Unit Value at beginning of year	1.061	1.058	0.997	0.997	1.000	1.000
Unit Value at end of year	1.116	1.112	1.061	1.058	0.997	0.997
Number of units outstanding at end of year	5,960,679	5,448,475	2,191,946	1,590,702	194,554	346,462
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.110	—	—	—	—
Number of units outstanding at end of year	49,595	630,893	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Van Kampen Enterprise Portfolio (11/99)
Unit Value at beginning of year	0.970	0.967	1.152	1.152	1.000	1.000
Unit Value at end of year	0.753	0.749	0.970	0.967	1.152	1.152
Number of units outstanding at end of year	3,768,279	4,424,482	4,201,961	4,320,275	614,555	436,721
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.752	0.748	—	—	—	—
Number of units outstanding at end of year	74,568	269,829	—	—	—	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.234	1.231	1.393	1.392	1.000	1.000
Unit Value at end of year	0.834	0.830	1.234	1.231	1.393	1.392
Number of units outstanding at end of year	14,221,625	21,447,162	13,192,232	20,721,308	1,613,716	4,621,812
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.832	0.829	—	—	—	—
Number of units outstanding at end of year	422,165	1,864,780	—	—	—	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.945	0.944	—	—	—	—
Number of units outstanding at end of year	301,808	84,932	—	—	—	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.944	0.943	—	—	—	—
Number of units outstanding at end of year	13,580	17,285	—	—	—	—

      Appendix B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Year ended December 31, 2000		Period from October 14, 1999 to December 31, 1999

Portfolio Name	Standard	Enhanced	Standard	Enhanced	Standard	Enhanced

Contrafund Portfolio — Service Class (11/99)
Unit Value at beginning of year	1.047	1.045	1.138	1.138	1.000	1.000
Unit Value at end of year	0.905	0.901	1.047	1.045	1.138	1.138
Number of units outstanding at end of year	6,912,959	9,656,771	6,333,548	10,233,245	1,210,535	3,185,580
With E.S.P.
Unit Value at beginning of year	1.000	1.000	—	—	—	—
Unit Value at end of year	0.903	0.900	—	—	—	—
Number of units outstanding at end of year	81,469	549,352	—	—	—	—

      ______________

*	Fund name has changed – see prospectus.

(1)	As a result of a merger in 2001, Appreciation Portfolio received the assets and stated liabilities of Variable Annuity Portfolios: CitiSelect VIP Folio 200 Conservative and Variable Annuity Portfolios: CitiSelect VIP Folio 300 Balanced.

(2)	As a result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

      The financial statements of Fund BD IV and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

      Any funds not listed above were not yet available as of December 31, 2001.

      APPENDIX C

      THE FIXED ACCOUNT

      The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

      The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

      Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

      We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

      Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

      Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

      We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

      Transfers

      You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

      Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

      C-1

      APPENDIX D

      WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
      (Available only if Enhanced Death Benefit is elected and the annuitant is age 70 or younger on the date the Contract is issued.)

      If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

      An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

          (a) is Medicare approved as a provider of skilled nursing care services; and

          (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

      OR

      Meets all of the following standards:

          (a) is licensed as a nursing care facility by the state in which it is licensed;

          (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

          (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

          (d) provides, as a primary function, nursing care and room and board; and charges for these services;

          (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

          (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

          (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

      Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

      The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant’s 71st birthday.

      We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

      D-1

      APPENDIX E

      CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

      Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21262S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21261S.

Name:
Address:

      E-1

      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21261	May 1, 2002

      Travelers Portfolio Architect XTRA Annuity Prospectus:

      The Travelers Fund BD III For Variable Annuities
      The Travelers Fund BD IV For Variable Annuities

      This prospectus describes Travelers Portfolio Architect XTRA Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

      You can choose to have your premium (“purchase payments”) and any associated purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Money Market Portfolio	Capital Fund
AIM Variable Insurance Funds	Investors Fund
AIM V.I. Premier Equity Fund(1)	Large Cap Growth Fund
Alliance Variable Product Series Fund, Inc.	Small Cap Growth Fund
Premier Growth Portfolio - Class B	Travelers Series Fund Inc.
Credit Suisse Trust(2)	AIM Capital Appreciation Portfolio
Credit Suisse Emerging Markets Portfolio	Alliance Growth Portfolio
Delaware VIP Trust(3)	MFS Total Return Portfolio
VIP REIT Series — Standard Class(4)	The Travelers Series Trust
Dreyfus Variable Investment Fund	Convertible Securities Portfolio(6)
Appreciation Portfolio — Initial Shares	Disciplined Mid Cap Stock Portfolio
Small Cap Portfolio — Initial Shares	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2	Federated Stock Portfolio
Templeton Growth Securities Fund — Class 2	Large Cap Portfolio
Greenwich Street Series Fund	Lazard International Stock Portfolio
Emerging Growth Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Growth and Income Fund	MFS Research Portfolio
Janus Aspen Series	Travelers Quality Bond Portfolio
Balanced Portfolio — Service Shares	Van Kampen Life Investment Trust
Global Life Sciences Portfolio — Service Shares	Comstock Portfolio Class II Shares
Global Technology Portfolio — Service Shares	Enterprise Portfolio Class II Shares
Worldwide Growth Portfolio — Service Shares	Variable Insurance Products Fund II (Fidelity)
PIMCO Variable Insurance Trust	Contrafund® Portfolio — Service Class 2
Total Return Portfolio — Administrative Class(5)	Variable Insurance Products Fund III (Fidelity)
Putnam Variable Trust	Dynamic Capital Appreciation Portfolio – Service Class 2
Putnam VT International Growth Fund — Class IB Shares	Mid Cap Portfolio — Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares
Putnam VT Voyager II Fund — Class IB Shares

      ______________

(1)	formerly AIM V.I. Value Fund	(4)	formerly REIT Series
(2)	formerly Credit Suisse Warburg Pincus Trust	(5)	formerly Total Return Bond Portfolio
(3)	formerly Delaware Group Premium Fund, Inc.	(6)	formerly Convertible Bond Portfolio

      We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of the purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

      The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

      This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      Prospectus dated May 1, 2002

      TABLE OF CONTENTS

Index of Special Terms	2	Annuity Options	35
Summary	3	Variable Liquidity Benefit	36
Fee Table	6	Miscellaneous Contract Provisions	36
Condensed Financial Information	18	Right to Return
The Annuity Contract	18	Termination	37
Contract Owner Inquiries	18	Required Reports	37
Purchase Payments	18	Suspension of Payments	37
Purchase Payment Credits	18	The Separate Accounts	37
Accumulation Units	19	Performance Information	38
The Variable Funding Options	19	Federal Tax Considerations	38
The Fixed Account	23	General Taxation of Annuities	38
Charges and Deductions	23	Types of Contracts: Qualified or
General	23	Nonqualified	39
Withdrawal Charge	24	Nonqualified Annuity Contracts	39
Free Withdrawal Allowance	25	Qualified Annuity Contracts	40
Transfer Charge	25	Penalty Tax for Premature
Administrative Charges	25	Distributions	40
Variable Benefit Charge	25	Diversification Requirements for
Mortality and Expense Risk Charge	25	Variable Annuities	40
Variable Liquidity Benefit Charge	25	Ownership of the Investments	41
E.S.P. Charge	26	Mandatory Distributions for Qualified
Variable Funding Option Expenses	26	Plans	41
Premium Tax	26	Taxation of Death Benefit Proceeds	41
Changes in Taxes Based Upon		Other Information	41
Premium or Value	26	The Insurance Companies	41
Transfers	26	Financial Statements	41
Dollar Cost Averaging	27	Distribution of Variable Annuity Contracts	41
Access to Your Money	28	Conformity with State and Federal Laws	42
Systematic Withdrawals	28	Voting Rights	42
Ownership Provisions	28	Legal Proceedings and Opinions	42
Types of Ownership	28	Appendix A: Condensed Financial Information
Contract Owner	28	for The Travelers Insurance Company: Separate
Beneficiary	29	Account BD III	A-1
Annuitant	29	Appendix B: Condensed Financial Information
Death Benefit	29	for The Travelers Life and Annuity Company
Death Proceeds Before the Maturity Date	30	Separate Account BD IV	B-1
Payment of Proceeds	31	Appendix C: The Fixed Account	C-1
Death Proceeds After the Maturity Date	34	Appendix D: Waiver of Withdrawal Charge for
The Annuity Period	34	Nursing Home Confinement	D-1
Maturity date	34	Appendix E: Contents of the Statement
Allocation of Annuity	34	Of Additional Information	E-1
Variable Annuity	34
Fixed Annuity	35
Payment Options	35
Election of Options	35

      INDEX OF SPECIAL TERMS

      The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	19	Death Report Date	30
Accumulation Period	19	Joint Owner	29
Annuitant	29	Maturity Date	34
Annuity Payments	35	Modified Purchase Payment	30
Annuity Unit	19	Net Investment Rate	35
Cash Surrender Value	28	Purchase Payment	18
Contingent Annuitant	29	Purchase Payment Credit	18
Contract Date	18	Rider Effective Date	29
Contract Owner	28	Underlying Fund	19
Contract Value	18	Variable Funding Options	19
Contract Year	18	Written Request	18
Fixed Account	C-1

      Summary:
      Travelers Portfolio Architect XTRA Annuity

      This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

      What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities (“Fund BD III”); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities (“Fund BD IV”). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

      You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

      Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

      The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

      During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

      Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

      You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

      Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds) minus any purchase payment credits. Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

      If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment minus any purchase payment credits. During the remainder of the right to return period, we will refund your contract value (including charges we assessed) minus any purchase payment credits. We will determine your contract value at the close of business on the day we receive a written request for a refund.

      During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

      Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

      You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

      What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each underlying fund also charges for management costs and other expenses.

      We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and any associated purchase payment credits. The maximum percentage is 8%, decreasing to 0% in years ten and later.

      If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.

      If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

      How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

      For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

      How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

      What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant.

      Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

      Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

      Are there any additional features? This Contract has other features you may be interested in. These include:

          Purchase Payment Credits. For each payment you make during the first contract year, we will add a credit to your contract value. We will determine the amount of the credit based on the greater age of the contract owner or the annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a Contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the additional expenses attributable to the credits may offset the amount of the purchase payment credit.
          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
          Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
          Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
          Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
          Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
          Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
          Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      FEE TABLE

      The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

      We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

      The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

      Transaction Expenses

        Withdrawal Charge

        (as a percentage of the purchase payments and any associated purchase payment credits withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

        During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 8% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Transfer Charge	$0

        (We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year.)

      Annual Separate Account Charges:

      (as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit With E.S.P.		Standard Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.25%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.40%
Total Separate Account Charges	1.60%

Enhanced Death Benefit With E.S.P.		Enhanced Death Benefit Without E.S.P.
Mortality and Expense Risk Charge	1.45%	Mortality and Expense Risk Charge	1.45%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.60%
Total Separate Account Charges	1.80%

      Other Annual Charges

Annual Contract Administrative Charge	$40
(Waived if contract value is $100,000 or more)

      Variable Funding Option Expenses:

      (as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series – Standard Class	0.75%	—	0.14%	0.89%(4)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(5)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(5)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2*	0.60%	0.25%	0.19%	1.04%(6)
Templeton Growth Securities Fund — Class 2*	0.80%	0.25%	0.05%	1.10%(7)
Greenwich Street Series Fund
Emerging Growth Fund	0.95%	—	0.23%	1.18%(8)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(8)
Growth and Income Fund	0.65%	—	0.29%	0.94%(8)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.17%	1.07%
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(9)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(10)
Investors Fund	0.70%	—	0.12%	0.82%(11)
Large Cap Growth Fund	0.75%	—	0.25%	1.00%
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(12)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79%(13)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.79%(14)
Federated High Yield Portfolio	0.65%	—	0.24%	0.89%
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.79%(15)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(16)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(16)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(16)
Putnam Diversified Income Portfolio**	0.75%	__	0.15%	0.90%(16)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04%(8)
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(17)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(18)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(19)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(20)

      ______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Closed to new investors.

      Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio’s fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Funds’ name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(6)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(7)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 2. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(8)	Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(9)	“Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(10)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(11)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(12)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(13)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(14)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(16)	Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(17)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(19)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(20)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

      Examples

      These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume the application of a purchase payment credit of 5%. The examples also assume that the $40 annual contract administrative charge is equivalent to 0.036% of the Separate Account contract value.

      EXAMPLE: STANDARD DEATH BENEFIT WITH E.S.P.

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	101	157	202	281	25	77	132	281
Money Market Portfolio (Travelers)	97	144	180	236	21	64	110	236
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	101	157	202	282	25	77	132	282
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	106	171	224	325	30	91	154	325
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	107	174	229	335	31	94	159	335
Delaware VIP Trust
VIP REIT Series – Standard Class	102	159	204	286	26	79	134	286
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	101	155	199	275	24	75	129	275
Small Cap Portfolio — Initial Shares	101	156	199	276	25	76	129	276
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	103	163	212	301	27	83	142	301
Templeton Growth Securities Fund — Class 2	104	165	215	307	28	85	145	307
Greenwich Street Series Fund
Emerging Growth Fund	105	167	219	314	28	87	149	314
Equity Index Portfolio — Class II Shares	98	147	184	246	22	67	114	246
Growth and Income Fund	102	160	207	291	26	80	137	291
Janus Aspen Series
Balanced Portfolio — Service Shares	102	159	205	288	26	79	135	288
Global Life Sciences Portfolio — Service Shares	104	164	213	304	27	84	143	304
Global Technology Portfolio — Service Shares	102	160	207	292	26	80	137	292
Worldwide Growth Portfolio — Service Shares	102	160	207	291	26	80	137	291
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	99	151	192	262	23	71	122	262
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	105	168	219	315	29	88	149	315
Putnam VT Small Cap Value Fund — Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund — Class IB Shares	110	183	245	365	34	103	175	365

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	210	297	27	82	140	297
Investors Fund	101	157	201	279	25	77	131	279
Large Cap Growth Fund	103	162	210	297	27	82	140	297
Small Cap Growth Fund	108	176	233	342	31	96	163	342
The Travelers Series Trust
Convertible Securities Portfolio	101	156	199	276	25	76	129	276
Disciplined Mid Cap Stock Portfolio	101	157	201	280	25	77	131	280
Equity Income Portfolio	101	156	199	276	25	76	129	276
Federated High Yield Portfolio	102	159	204	286	26	79	134	286
Federated Stock Portfolio	101	156	200	278	25	76	130	278
Large Cap Portfolio	101	156	199	276	25	76	129	276
Lazard International Stock Portfolio	103	162	210	298	27	82	140	298
MFS Emerging Growth Portfolio	102	159	204	286	26	79	134	286
MFS Mid Cap Growth Portfolio	102	160	206	289	26	80	136	289
MFS Research Portfolio	102	160	206	289	26	80	136	289
Travelers Quality Bond Portfolio	97	145	182	242	21	65	112	242
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	280	25	77	131	280
Alliance Growth Portfolio	101	157	201	279	25	77	131	279
MFS Total Return Portfolio	101	157	201	280	25	77	131	280
Putnam Diversified Income Portfolio*	102	159	205	287	26	79	135	287
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	103	163	212	301	27	83	142	301
Enterprise Portfolio Class II Shares	101	157	202	282	25	77	132	282
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	102	159	205	287	26	79	135	287
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	110	182	243	361	33	102	173	361
Mid Cap Portfolio — Service Class 2	102	158	204	285	25	78	134	285

*	Closed to new investors.

      EXAMPLE: STANDARD DEATH BENEFIT WITHOUT E.S.P.

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	99	151	192	261	23	71	122	261
Money Market Portfolio (Travelers)	95	138	169	215	19	58	99	215
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	99	151	192	262	23	71	122	262
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	104	165	214	306	28	85	144	306
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	105	168	220	316	29	88	150	316
Delaware VIP Trust
VIP REIT Series – Standard Class	100	153	194	266	24	73	124	266
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	99	149	189	255	22	69	119	255
Small Cap Portfolio — Initial Shares	99	150	189	256	23	70	119	256
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	101	157	202	281	25	77	132	281
Templeton Growth Securities Fund — Class 2	102	159	205	287	26	79	135	287
Greenwich Street Series Fund
Emerging Growth Fund	103	161	209	295	26	81	139	295
Equity Index Portfolio — Class II Shares	96	140	174	225	20	60	104	225
Growth and Income Fund	100	154	197	271	24	74	127	271
Janus Aspen Series
Balanced Portfolio — Service Shares	100	153	195	268	24	73	125	268
Global Life Sciences Portfolio — Service Shares	102	158	203	284	25	78	133	284
Global Technology Portfolio — Service Shares	100	154	197	272	24	74	127	272
Worldwide Growth Portfolio — Service Shares	100	154	197	271	24	74	127	271
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	97	145	182	242	21	65	112	242
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	103	162	209	296	27	82	139	296
Putnam VT Small Cap Value Fund — Class IB Shares	104	166	217	311	28	86	147	311
Putnam VT Voyager II Fund — Class IB Shares	108	177	235	346	32	97	165	346
Salomon Brothers Variable Series Fund Inc.
Capital Fund	101	156	200	277	25	76	130	277
Investors Fund	99	151	191	259	23	71	121	259
Large Cap Growth Fund	101	156	200	277	25	76	130	277
Small Cap Growth Fund	106	170	223	323	29	90	153	323
The Travelers Series Trust
Convertible Securities Portfolio	99	150	189	256	23	70	119	256
Disciplined Mid Cap Stock Portfolio	99	151	191	260	23	71	121	260
Equity Income Portfolio	99	150	189	256	23	70	119	256

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Federated High Yield Portfolio	100	153	194	266	24	73	124	266
Federated Stock Portfolio	99	150	190	258	23	70	120	258
Large Cap Portfolio	99	150	189	256	23	70	119	256
Lazard International Stock Portfolio	101	156	200	278	25	76	130	278
MFS Emerging Growth Portfolio	100	153	194	266	24	73	124	266
MFS Mid Cap Growth Portfolio	100	154	196	269	24	74	126	269
MFS Research Portfolio	100	154	196	269	24	74	126	269
Travelers Quality Bond Portfolio	95	139	172	221	19	59	102	221
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	99	151	191	260	23	71	121	260
Alliance Growth Portfolio	99	151	191	259	23	71	121	259
MFS Total Return Portfolio	99	151	191	260	23	71	121	260
Putnam Diversified Income Portfolio*	100	153	195	267	24	73	125	267
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	101	157	202	281	25	77	132	281
Enterprise Portfolio Class II Shares	99	151	192	262	23	71	122	262
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	100	153	195	267	24	73	125	267
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	108	176	233	343	31	96	163	343
Mid Cap Portfolio — Service Class 2	100	152	194	265	23	72	124	265
*Closed to new investors.

      EXAMPLE: ENHANCED DEATH BENEFIT WITH E.S.P.

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	103	163	212	301	27	83	142	301
Money Market Portfolio (Travelers)	99	150	190	257	23	70	120	257
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	103	163	212	302	27	83	142	302
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	108	176	234	344	32	96	164	344
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	109	180	239	354	33	100	169	354
Delaware VIP Trust
VIP REIT Series – Standard Class	104	165	214	306	28	85	144	306
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	103	161	209	295	26	81	139	295
Small Cap Portfolio — Initial Shares	103	162	209	296	27	82	139	296
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	105	169	222	320	29	89	152	320
Templeton Growth Securities Fund — Class 2	106	171	225	326	30	91	155	326
Greenwich Street Series Fund
Emerging Growth Fund	107	173	228	333	30	93	158	333
Equity Index Portfolio — Class II Shares	100	153	194	266	24	73	124	266
Growth and Income Fund	104	166	217	311	28	86	147	311
Janus Aspen Series
Balanced Portfolio — Service Shares	104	165	215	308	28	85	145	308
Global Life Sciences Portfolio — Service Shares	106	170	223	323	29	90	153	323
Global Technology Portfolio — Service Shares	104	166	217	311	28	86	147	311
Worldwide Growth Portfolio — Service Shares	104	166	217	311	28	86	147	311
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	101	157	202	282	25	77	132	282
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	107	173	229	334	31	93	159	334
Putnam VT Small Cap Value Fund — Class IB Shares	108	178	237	349	32	98	167	349
Putnam VT Voyager II Fund — Class IB Shares	112	189	254	382	36	109	184	382
Salomon Brothers Variable Series Fund Inc.
Capital Fund	105	168	220	316	29	88	150	316
Investors Fund	103	163	211	299	27	83	141	299
Large Cap Growth Fund	105	168	220	316	29	88	150	316
Small Cap Growth Fund	110	182	242	360	33	102	172	360

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Convertible Securities Portfolio	103	162	209	296	27	82	139	296
Disciplined Mid Cap Stock Portfolio	103	163	211	300	27	83	141	300
Equity Income Portfolio	103	162	209	296	27	82	139	296
Federated High Yield Portfolio	104	165	214	306	28	85	144	306
Federated Stock Portfolio	103	162	210	298	27	82	140	298
Large Cap Portfolio	103	162	209	296	27	82	139	296
Lazard International Stock Portfolio	105	168	220	317	29	88	150	317
MFS Emerging Growth Portfolio	104	165	214	306	28	85	144	306
MFS Mid Cap Growth Portfolio	104	165	216	309	28	85	146	309
MFS Research Portfolio	104	165	216	309	28	85	146	309
Travelers Quality Bond Portfolio	99	151	192	262	23	71	122	262
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	103	163	211	300	27	83	141	300
Alliance Growth Portfolio	103	163	211	299	27	83	141	299
MFS Total Return Portfolio	103	163	211	300	27	83	141	300
Putnam Diversified Income Portfolio*	104	165	215	307	28	85	145	307
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	105	169	222	320	29	89	152	320
Enterprise Portfolio Class II Shares	103	163	212	302	27	83	142	302
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	104	165	215	307	28	85	145	307
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	112	188	252	379	35	108	182	379
Mid Cap Portfolio — Service Class 2	104	164	214	305	27	84	144	305

      EXAMPLE: ENHANCED DEATH BENEFIT WITHOUT E.S.P.

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 5%, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	101	157	202	281	25	77	132	281
Money Market Portfolio (Travelers)	97	144	180	236	21	64	110	236
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	101	157	202	282	25	77	132	282
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	106	171	224	325	30	91	154	325
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	107	174	229	335	31	94	159	335
Delaware VIP Trust
VIP REIT Series – Standard Class	102	159	204	286	26	79	134	286
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	101	155	199	275	24	75	129	275
Small Cap Portfolio — Initial Shares	101	156	199	276	25	76	129	276
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	103	163	212	301	27	83	142	301
Templeton Growth Securities Fund — Class 2	104	165	215	307	28	85	145	307
Greenwich Street Series Fund
Emerging Growth Fund	105	167	219	314	28	87	149	314
Equity Index Portfolio — Class II Shares	98	147	184	246	22	67	114	246
Growth and Income Fund	102	160	207	291	26	80	137	291
Janus Aspen Series
Balanced Portfolio — Service Shares	102	159	205	288	26	79	135	288
Global Life Sciences Portfolio — Service Shares	104	164	213	304	27	84	143	304
Global Technology Portfolio — Service Shares	102	160	207	292	26	80	137	292
Worldwide Growth Portfolio — Service Shares	102	160	207	291	26	80	137	291
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	99	151	192	262	23	71	122	262
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	105	168	219	315	29	88	149	315
Putnam VT Small Cap Value Fund — Class IB Shares	106	172	227	330	30	92	157	330
Putnam VT Voyager II Fund — Class IB Shares	110	183	245	365	34	103	175	365
Salomon Brothers Variable Series Fund Inc.
Capital Fund	103	162	210	297	27	82	140	297
Investors Fund	101	157	201	279	25	77	131	279
Large Cap Growth Fund	103	162	210	297	27	82	140	297
Small Cap Growth Fund	108	176	233	342	31	96	163	342

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is Not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Convertible Securities Portfolio	101	156	199	276	25	76	129	276
Disciplined Mid Cap Stock Portfolio	101	157	201	280	25	77	131	280
Equity Income Portfolio	101	156	199	276	25	76	129	276
Federated High Yield Portfolio	102	159	204	286	26	79	134	286
Federated Stock Portfolio	101	156	200	278	25	76	130	278
Large Cap Portfolio	101	156	199	276	25	76	129	276
Lazard International Stock Portfolio	103	162	210	298	27	82	140	298
MFS Emerging Growth Portfolio	102	159	204	286	26	79	134	286
MFS Mid Cap Growth Portfolio	102	160	206	289	26	80	136	289
MFS Research Portfolio	102	160	206	289	26	80	136	289
Travelers Quality Bond Portfolio	97	145	182	242	21	65	112	242
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	101	157	201	280	25	77	131	280
Alliance Growth Portfolio	101	157	201	279	25	77	131	279
MFS Total Return Portfolio	101	157	201	280	25	77	131	280
Putnam Diversified Income Portfolio*	102	159	205	287	26	79	135	287
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	103	163	212	301	27	83	142	301
Enterprise Portfolio Class II Shares	101	157	202	282	25	77	132	282
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	102	159	205	287	26	79	135	287
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	110	182	243	361	33	102	173	361
Mid Cap Portfolio — Service Class 2	102	158	204	285	25	78	134	285

*	Closed to new investors.

      CONDENSED FINANCIAL INFORMATION

      See Appendices A and B.

      THE ANNUITY CONTRACT

      Travelers Portfolio Architect XTRA Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

      You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charge s deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

      Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

      Contract Owner Inquiries

      Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

      Purchase Payments

      Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

      We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

      Purchase Payment Credits

      During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the contract owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

      We will apply the purchase payment credit to the funding options in the same ratio as the applicable purchase payment.

      We will deduct the purchase payment credit from any refunds made if:

          (a)   you return your Contract during the right to return period (we will include any gains on the credit in the refund);

          (b)   you (or the annuitant, with no contingent annuitant surviving) die during the first 12 months after we apply the credit; or

          (c)   you surrender or terminate your Contract within 12 months after we apply the credit.

      When we determine the amount of purchase payment credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit’s investment gains or losses.

      You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

      Accumulation Units

      The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., a fter the maturity date), you are credited with annuity units.

      The Variable Funding Options

      You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compa re the two.

      You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

      If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

      The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIT REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign issuers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited, Inc.
Greenwich Street Series Fund
Emerging Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of emerging companies, without regard to market capitalization.	Salomon Brothers Asset Management Inc. (“SBAM”)

Funding Option	Investment Objective	Investment Adviser/Subadviser
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Growth and Income Portfolio	Seeks income and long-term capital growth by investing in the equity securities of companies with consistent dividend-paying histories, the capacity to raise dividends in the future, and the potential for capital appreciation.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies with a life science orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies likely to benefit significantly from advances in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Large Cap Growth Fund	Seeks long-term growth of capital by investing primarily in equity securities of companies with total market capitalizations of $5 billion or more at the time of investment.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Index.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC TIMCO
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated High Yield Portfolio	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.

Funding Option	Investment Objective	Investment Adviser/Subadviser
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	High current income consistent with the preservation of capital.	TIA Subadviser: Putnam Investment Management Inc.
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)

Enterprise Portfolio — Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	VKAM
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR
*Closed to new investors

      FIXED ACCOUNT

      We offer our Fixed Account as a funding option. Please see Appendix C for more information.

      CHARGES AND DEDUCTIONS

      General

      We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

          the ability for you to make withdrawals and surrenders under the Contracts;
          the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
          administration of the annuity options available under the Contracts; and
          the distribution of various reports to contract owners.

      Costs and expenses we incur include:

          losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

      Risks we assume include:

          that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
          that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

      We may also deduct a charge for taxes.

      Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

      We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

      Withdrawal Charge

      We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any associated purchase payment credits are withdrawn before they have been in the Contract for ten years. We will assess the charge as a percentage of the purchase payment and any associated purchase payment credits withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-4	8%
5	7%
6	6%
7	5%
8	3%
9	1%
10+	0%

      For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment and any associated purchase payment credits to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment and any associated purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

      Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

      We will not deduct a withdrawal charge if purchase payments and associated credits are distributed:

          due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

          under the Managed Distribution Program; or

          under the Nursing Home Confinement provision (as described in Appendix D).

      Free Withdrawal Allowance

      Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

      Transfer Charge

      We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

      Administrative Charges

      There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

                   (1)   from the distribution of death proceeds;

                   (2)   after an annuity payout has begun; or

                   (3)   if the contract value on the date of assessment equals or is greater than $100,000.

      We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15 % of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

      Mortality and Expense Risk Charge

      Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

      Variable Liquidity Benefit Charge

      If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

      E.S.P. Charge

      If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

      Variable Funding Option Expenses

      We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

      Premium Tax

      Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

      Changes in Taxes Based upon Premium or Value

      If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

      TRANSFERS

      Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

          the total dollar amount being transferred;
          the number of transfers you made within the previous three months;
          whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
          whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

          reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

      Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

      If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

      We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

      Dollar Cost Averaging

      Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

      You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

      You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

      In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Prog ram on a level basis to the selected funding options in 12 months.

      The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

      You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

      You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

      All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

      ACCESS TO YOUR MONEY

      Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

      For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

      Systematic Withdrawals

      Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

      We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

      Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

      Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

      OWNERSHIP PROVISIONS

      Types of Ownership

      Contract Owner

      Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

      You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

      If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

      Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

      Beneficiary

      You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

      Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

      Annuitant

      The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

      Contingent Annuitant

      You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

        the death benefit will not be payable upon the annuitant's death the contingent annuitant becomes the annuitant
        all other rights and benefits will continue in effect

      When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

      If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

      DEATH BENEFIT

      Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the “Annual Step-Up”). We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation (“death report date”).

      For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

      Death Proceeds Before the Maturity Date

      Standard Death Benefit: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

                   (1)   your contract value, less any purchase payment credits we applied within 12 months of the death; or

                   (2)   the total purchase payments you made under the Contract.

      Enhanced Death Benefit: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

                   (1)   your contract value, less any purchase payment credits we applied within 12 months of the death;

                   (2)   the total purchase payments; or

                   (3)   the “step-up value” as described below.

      Step-Up Value. The step-up value will initially equal the contract value on the first anniversary. When you make an additional purchase payment, we will increase the step-up value by the amount of that purchase payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the annuitant’s 80th birthday and before the annuitant’s death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the annuitant’s 80th birthday will be those related to additional purchase payments or with drawals.

      Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal, less any purchase payment credits applied within 12 months of the death.

      For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

                   50,000 x (10,000/55,000) = 9,090

      Your new step-up value would be 50,000-9,090, or $40,910.

      The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

                   50,000 x (10,000/30,000) = 16,666

      Your new step-up value would be 50,000-16,666, or $33,334.

      Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the rider effective date.) The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

      If the annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

      If the annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received after the first rider effective date anniversary and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

      The initial modified purchase payment is equal to the contract value as of the rider effective date. Whenever a purchase payment is made after the rider effective date, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken after the rider effective date, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

      The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

      For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

                   50,000 X (10,000/55,000) = 9,090

      You new modified purchase payment would be $50,000 - $9,090 = 40,910

      The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

                   50,000 X (10,000/30,000) = 16,666

      Your new modified purchase payment would be 50,000 - 16,666 = $33,334

      Payment of Proceeds

      We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

      Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the contract.	Yes

Non-Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the company to pay the beneficiary who may elect to continue the contract.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust).or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

      * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory

      Spousal Contract Continuance (Subject to Availability — Does Not Apply if a Non-Spouse is a Joint Owner)

      Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

      If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

      Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

      Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

      Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

      If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

      If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

      The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

          transfer ownership
          take a loan
          make additional purchase payments

      The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date

      Planned Death Benefit

      You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

        through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
        under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

      You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

      Death Proceeds after the Maturity Date

      If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

      THE ANNUITY PERIOD

      Maturity Date

      Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not a ll options may be available in all states.

      You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

      At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

      Allocation of Annuity

      You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

      Variable Annuity

      You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

      Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

      The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

      Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

      Fixed Annuity

      You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

      PAYMENT OPTIONS

      Election of Options

      While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

      During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

      The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

      On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

      Annuity Options

      Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

      Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

      Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

      Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

      Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

      Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

      Variable Liquidity Benefit

      This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

      At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

      MISCELLANEOUS CONTRACT PROVISIONS

      Right to Return

      You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) minus any purchase payment credits within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

      If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment minus any purchase payment credits in full; during the remainder of the right to return period, we will refund the contract value (including charges) minus any purchase payment credits.

      During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

      We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

      Termination

      You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value (less any purchase payment credits applied within 12 months of termination) less any applicable taxes.

      Required Reports

      As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

      Suspension of Payments

      The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

      THE SEPARATE ACCOUNTS

      The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

      We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

      All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

      Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

      Performance Information

      From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

      Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

      Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

      For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

      General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

      FEDERAL TAX CONSIDERATIONS

      The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

      Non-Resident Aliens

      Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

      General Taxation of Annuities

      Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

      Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

      Types of Contracts: Qualified or Nonqualified

      If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

      Nonqualified Annuity Contracts

      As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

      If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

      If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

      The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

      Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

      Puerto Rico Tax Considerations

      The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get fully credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

      Qualified Annuity Contracts

      Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

      Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

      The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

      Penalty Tax for Premature Distributions

      For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

      Diversification Requirements for Variable Annuities

      The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

      Ownership of the Investments

      In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

      Mandatory Distributions For Qualified Plans

      Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

      Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

      Taxation of Death Benefit Proceeds

      Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

      OTHER INFORMATION

      The Insurance Companies

      Please refer to your Contract to determine which Company issued your Contract.

      The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

      The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

      Financial Statements

      The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

      Distribution of Variable Annuity Contracts

      We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

      Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

      Conformity with State and Federal Laws

      The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

      Voting Rights

      The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

      Legal Proceedings and Opinions

      Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

      There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values
      Unit Values are expressed in dollars

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	0.742	0.741	1.000	1.000
Unit Value at end of year	0.541	0.539	0.742	0.741
Number of units outstanding at end of year	1,770,037	797,412	189,085	—
With E.S.P.
Unit Value at beginning of year	1.00	1.00
Unit Value at end of year	0.540	0.538
Number of units outstanding at end of year	—	—
Money Market Portfolio (7/00)
Unit Value at beginning of year	1.131	1.124	1.080	1.076
Unit Value at end of year	1.158	1.148	1.131	1.124
Number of units outstanding at end of year	3,881,543	5,439,464	293,012	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.156	1.146
Number of units outstanding at end of year	—	—
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.885	0.884
Number of units outstanding at end of year	421,659	227,887
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.884	0.883
Number of units outstanding at end of year	—	—
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127
Unit Value at end of year	0.753	0.750	0.925	0.923
Number of units outstanding at end of year	892,135	1,129,808	96,323	286,366
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.752	0.749
Number of units outstanding at end of year	—	—
Credit Suisse Trust
Emerging Markets Portfolio (5/00)
Unit Value at beginning of year	0.748	0.747	1.000	1.000
Unit Value at end of year	0.667	0.664	0.748	0.747
Number of units outstanding at end of year	246,451	35,367	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.666	0.663
Number of units outstanding at end of year	—	—
      A-1

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Delaware Group Premium Fund
REIT Series (5/00)
Unit Value at beginning of year	1.173	1.171	1.000	1.000
Unit Value at end of year	1.258	1.254	1.173	1.171
Number of units outstanding at end of year	169,707	65,865	7,111	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.256	1.252
Number of units outstanding at end of year	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (5/00)
Unit Value at beginning of year	0.977	0.975	1.000	1.000
Unit Value at end of year	0.873	0.870	0.977	0.975
Number of units outstanding at end of year	175,799	121,682	6,817	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.872	0.869
Number of units outstanding at end of year	—	—
Small Cap Portfolio (5/00)
Unit Value at beginning of year	1.032	1.030	1.000	1.000
Unit Value at end of year	0.955	0.952	1.032	1.030
Number of units outstanding at end of year	472,852	258,340	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.954	0.950
Number of units outstanding at end of year	—	—
Greenwich Street Series Fund
Equity Index Portfolio — Class II
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.822	0.818
Number of units outstanding at end of year	1,012,410	923,288
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.820	0.817
Number of units outstanding at end of year	—	—
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	0.971	1.000	1.000
Unit Value at end of year	0.911	0.908	0.972	0.971
Number of units outstanding at end of year	1,563,586	734,043	493,338	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.910	0.907
Number of units outstanding at end of year	—	—
      A-2

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.133	1.000	1.000
Unit Value at end of year	0.931	0.928	1.135	1.133
Number of units outstanding at end of year	179,330	331,987	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.930	0.927
Number of units outstanding at end of year	—	—
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	0.671	1.000	1.000
Unit Value at end of year	0.415	0.414	0.672	0.671
Number of units outstanding at end of year	631,575	459,241	30,577	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.414	0.413
Number of units outstanding at end of year	—	—
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	0.797	1.000	1.000
Unit Value at end of year	0.609	0.607	0.798	0.797
Number of units outstanding at end of year	919,187	567,306	381,642	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.608	0.606
Number of units outstanding at end of year	—	—
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.053	1.051
Number of units outstanding at end of year	1,027,250	1,184,780
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.051	1.050
Number of units outstanding at end of year	—	—
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB ( )
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.857	0.856
Number of units outstanding at end of year	172,126	167,986
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.856	0.855
Number of units outstanding at end of year	—	—
      A-3

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.088	1.087
Number of units outstanding at end of year	218,519	219,720
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.086
Number of units outstanding at end of year	—	—
Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.806	0.805
Number of units outstanding at end of year	90,017	20,854
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.805	0.804
Number of units outstanding at end of year	—	—
Capital Fund (4/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.209	1.204
Number of units outstanding at end of year	894,987	1,352,966
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.208	1.203
Number of units outstanding at end of year	—	7,692
Investors Fund (5/01) (1)
Unit Value at beginning of year	1.000	1.00
Unit Value at end of year	1.089	1.084
Number of units outstanding at end of year	505,781	688,342
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.083
Number of units outstanding at end of year	—	8,469
Small Cap Growth Fund (3/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.278	1.272
Number of units outstanding at end of year	166,046	396,736
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.276	1.270
Number of units outstanding at end of year	—	—
      A-4

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.864	0.863
Number of units outstanding at end of year	53,578	186,705
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.863	0.862
Number of units outstanding at end of year	—	—
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149
Unit Value at end of year	0.792	0.788	0.927	0.925
Number of units outstanding at end of year	1,087,180	936,287	50,352	40,615
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.790	0.787
Number of units outstanding at end of year	—	—
MFS Total Return Portfolio (6/00)
Unit Value at beginning of year	1.153	1.151	1.003	1.002
Unit Value at end of year	1.137	1.132	1.153	1.151
Number of units outstanding at end of year	1,997,966	2,348,284	99,711	62,642
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.136	1.131
Number of units outstanding at end of year	—	7,931
Putnam Diversified Income Portfolio (5/00)
Unit Value at beginning of year	0.992	0.991	1.000	1.000
Unit Value at end of year	1.020	1.016	0.992	0.991
Number of units outstanding at end of year	499,291	78,635	7,948	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.018	1.015
Number of units outstanding at end of year	—	—
The Travelers Series Trust
Convertible Bond Portfolio (5/00) *
Unit Value at beginning of year	1.028	1.026	1.000	1.000
Unit Value at end of year	1.005	1.002	1.028	1.026
Number of units outstanding at end of year	836,858	177,899	70,310	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.003	1.000
Number of units outstanding at end of year	—	—
      A-5

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Disciplined Mid Cap Stock Portfolio (5/00)
Unit Value at beginning of year	1.047	1.046	1.000	1.000
Unit Value at end of year	0.991	0.988	1.047	1.046
Number of units outstanding at end of year	213,661	223,113	—	1.000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.990	0.986
Number of units outstanding at end of year	—	—
Equity Income Portfolio (4/00)
Unit Value at beginning of year	1.133	1.130	1.052	1.052
Unit Value at end of year	1.043	1.038	1.133	1.130
Number of units outstanding at end of year	1,567,213	1,262,895	197,38	12,212
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.041	1.037
Number of units outstanding at end of year	—	—
Federated High Yield Portfolio (5/00)
Unit Value at beginning of year	0.935	0.934	1.000	1.000
Unit Value at end of year	0.940	0.937	0.935	0.934
Number of units outstanding at end of year	76,897	288,209	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.939	0.936
Number of units outstanding at end of year	—	—
Federated Stock Portfolio (5/00)
Unit Value at beginning of year	1.046	1.045	1.000	1.000
Unit Value at end of year	1.049	1.045	1.046	1.045
Number of units outstanding at end of year	543,886	144,796	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.047	1.044
	—	—
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125
Unit Value at end of year	0.774	0.771	0.949	0.947
Number of units outstanding at end of year	201,210	435,079	72,389	9,529
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.773	0.769
Number of units outstanding at end of year	—	—
      A-6

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Lazard International Stock Portfolio (5/00)
Unit Value at beginning of year	0.943	0.942	1.000	1.000
Unit Value at end of year	0.686	0.684	0.943	0.942
Number of units outstanding at end of year	286,652	15,435	—	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.685	0.683
Number of units outstanding at end of year	—	—
MFS Emerging Growth Portfolio (4/00)
Unit Value at beginning of year	1.128	1.126	1.433	1.432
Unit Value at end of year	0.710	0.707	1.128	1.126
Number of units outstanding at end of year	376,108	495,736	99,230	52,455
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.709	0.706
Number of units outstanding at end of year	—	—
MFS Mid Cap Growth Portfolio (5/00)
Unit Value at beginning of year	0.980	0.978	1.000	1.000
Unit Value at end of year	0.737	0.735	0.980	0.978
Number of units outstanding at end of year	619,700	440,334	15,819	1,000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.736	0.734
Number of units outstanding at end of year	—	—
MFS Research Portfolio (8/00)
Unit Value at beginning of year	1.057	1.055	1.135	1.135
Unit Value at end of year	0.808	0.805	1.057	1.055
Number of units outstanding at end of year	253,154	193,579	8,995	12,368
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.807	0.803
Number of units outstanding at end of year	—	—
Travelers Quality Bond Portfolio (5/00)
Unit Value at beginning of year	1.049	1.048	1.000	1.000
Unit Value at end of year	1.108	1.105	1.049	1.048
Number of units outstanding at end of year	2,094,699	587,507	137,67	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.107	1.103
Number of units outstanding at end of year	—	—
      A-7

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Van Kampen Life Investment Trust
Comstock Portfolio — Class II
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.914	0.912
Number of units outstanding at end of year	167,638	90,258
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.912	0.911
Number of units outstanding at end of year	—	—
Enterprise Portfolio — Class II
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.908	0.907
Number of units outstanding at end of year	—	2000
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.907	0.906
Number of units outstanding at end of year	—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.922	0.9211	1.000	1.000
Unit Value at end of year	0.796	0.793	0.922	0.921
Number of units outstanding at end of year	869,188	674,383	180,188	—
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.795	0.792
Number of units outstanding at end of year	—	—
      A-8

      APPENDIX A
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Variable Insurance Products Fund III
Dynamic Capital Appreciation Fund — Service Class 2 (8/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.843	0.842
Number of units outstanding at end of year	—	39,739
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.842	0.841
Number of units outstanding at end of year	—	—
Mid Cap Portfolio — Service Class 2 (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.028	1.027
Number of units outstanding at end of year	107,418	186,709
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.027	1.025
Number of units outstanding at end of year	—	—

      ______________

*	Fund’s name has changed — see prospectus.

(1)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

      The financial statements of Fund BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Any funds not listed above had no money or were not yet available as of December 31, 2001. The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Any funds not listed above were not available as of December 31, 2001.

      A-9

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values
      Unit Values are expressed in dollars

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	0.742	0.741	1.000	1.000
Unit Value at end of year	0.541	0.539	0.742	0.741
Number of units outstanding at end of year	14,174,851	5,279,528	9,685,366	4,763,562
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.540	0.538
Number of units outstanding at end of year	63,779	649,554
Money Market Portfolio (11/99)
Unit Value at beginning of year	1.131	1.124	1.080	1.076
Unit Value at end of year	1.158	1.148	1.131	1.124
Number of units outstanding at end of year	9,720,709	2,937,481	2,307,960	2,772,218
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.156	1.146
Number of units outstanding at end of year	409,277	311,856
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.885	0.884
Number of units outstanding at end of year	772,623	672,046
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.884	0.883
Number of units outstanding at end of year	38,368	241,785
Alliance Variable Product Series Fund
Premier Growth Portfolio Class B (11/99)
Unit Value at beginning of year	0.925	0.923	1.127	1.127
Unit Value at end of year	0.753	0.750	0.925	0.923
Number of units outstanding at end of year	30,657,551	29,036,888	26,711,914	28,034,508
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.752	0.749
Number of units outstanding at end of year	472,388	2,203,655
Credit Suisse Trust
Emerging Markets Portfolio (5/00)
Unit Value at beginning of year	0.748	0.747	1.000	1.000
Unit Value at end of year	0.667	0.664	0.748	0.747
Number of units outstanding at end of year	952,772	206,344	221,321	79,044
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.666	0.663
Number of units outstanding at end of year	—	4,156
      B-1

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Delaware Group Premium Fund
REIT Series (6/00)
Unit Value at beginning of year	1.173	1.171	1.000	1.000
Unit Value at end of year	1.258	1.254	1.173	1.171
Number of units outstanding at end of year	481,199	208,173	48,709	156,666
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.256	1.252
Number of units outstanding at end of year	6,450	11,465
Dreyfus Variable Investment Fund
Appreciation Portfolio (5/00)
Unit Value at beginning of year	0.977	0.975	1.000	1.000
Unit Value at end of year	0.873	0.870	0.977	0.975
Number of units outstanding at end of year	644,927	411,354	277,656	173,282
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.872	0.869
Number of units outstanding at end of year	2,817	34,515
Small Cap Portfolio (5/00)
Unit Value at beginning of year	1.032	1.030	1.000	1.000
Unit Value at end of year	0.955	0.952	1.032	1.030
Number of units outstanding at end of year	3,011,491	1,341,650	1,460,554	729,351
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.954	0.950
Number of units outstanding at end of year	1,380	27,031
Greenwich Street Series Fund
Equity Index Portfolio — Class II (11/99)
Unit Value at beginning of year	0.951	0.949	1.063	1.063
Unit Value at end of year	0.822	0.818	0.951	0.949
Number of units outstanding at end of year	14,784,877	8,473,334	9,919,249	4,565,965
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.820	0.817
Number of units outstanding at end of year	18,820	2,026,387
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	0.971	1.000	1.000
Unit Value at end of year	0.911	0.908	0.972	0.971
Number of units outstanding at end of year	5,320,731	886,354	2,631,110	587,392
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.910	0.907
Number of units outstanding at end of year	37,431	240,552
      B-2

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.133	1.000	1.000
Unit Value at end of year	0.931	0.928	1.135	1.133
Number of units outstanding at end of year	1,835,830	784,602	1,720,549	824,538
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.930	0.927
Number of units outstanding at end of year	17,231	86,995
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	0.671	1.000	1.000
Unit Value at end of year	0.415	0.414	0.672	0.671
Number of units outstanding at end of year	4,187,835	936,653	4,483,704	948,697
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.414	0.413
Number of units outstanding at end of year	33,528	156,658
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	0.797	1.000	1.000
Unit Value at end of year	0.609	0.607	0.798	0.797
Number of units outstanding at end of year	6,907,600	2,535,231	6,625,173	2,920,931
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.608	0.606
Number of units outstanding at end of year	43,089	538,280
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01) *
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.053	1.051
Number of units outstanding at end of year	3,528,611	4,242,977
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.051	1.050
Number of units outstanding at end of year	133,797	1,040,045
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.857	0.856
Number of units outstanding at end of year	239,877	749,754
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.856	0.855
Number of units outstanding at end of year	12,419	86,605
      B-3

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Putnam VT Small Cap Value Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.088	1.087
Number of units outstanding at end of year	1,040,422	839,211
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.086
Number of units outstanding at end of year	19,095	141,792
Putnam VT Voyager II Fund — Class IB (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.806	0.805
Number of units outstanding at end of year	82,991	124,658
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.805	0.804
Number of units outstanding at end of year	20,652	14,734
Salomon Brothers Variable Series Fund Inc.
Capital Fund (11/99)
Unit Value at beginning of year	1.204	1.201	1.032	1.032
Unit Value at end of year	1.209	1.204	1.204	1.201
Number of units outstanding at end of year	7,452,708	8,547,628	2,476,774	3,343,973
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.208	1.203
Number of units outstanding at end of year	267,374	1,624,219
Investors Fund (11/99) (1)
Unit Value at beginning of year	1.152	1.150	1.014	1.014
Unit Value at end of year	1.089	1.084	1.152	1.150
Number of units outstanding at end of year	6,793,914	4,504,340	2,942,606	1,547,583
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.087	1.083
Number of units outstanding at end of year	118,438	1,074,948
Small Cap Growth Fund (11/99)
Unit Value at beginning of year	1.397	1.394	1.213	1.213
Unit Value at end of year	1.278	1.272	1.397	1.394
Number of units outstanding at end of year	2,044,689	2,141,865	1,826,311	1,757,555
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.276	1.270
Number of units outstanding at end of year	15,650	272,556
      B-4

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.864	0.863
Number of units outstanding at end of year	630,256	295,944
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.863	0.862
Number of units outstanding at end of year	—	898,773
Alliance Growth Portfolio (11/99)
Unit Value at beginning of year	0.927	0.925	1.149	1.149
Unit Value at end of year	0.792	0.788	0.927	0.925
Number of units outstanding at end of year	19,754,120	18,452,438	15,438,160	15,213,070
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.790	0.787
Number of units outstanding at end of year	300,275	1,336,240
MFS Total Return Portfolio (11/99)
Unit Value at beginning of year	1.153	1.151	1.003	1.002
Unit Value at end of year	1.137	1.132	1.153	1.151
Number of units outstanding at end of year	16,974,045	15,105,160	5,181,152	6,755,149
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.136	1.131
Number of units outstanding at end of year	418,483	3,539,246
Putnam Diversified Income Portfolio (6/00)
Unit Value at beginning of year	0.992	0.991	1.000	1.000
Unit Value at end of year	1.020	1.016	0.992	0.991
Number of units outstanding at end of year	1,000,776	299,331	165,623	74,942
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.018	1.015
Number of units outstanding at end of year	8,403	7,608
The Travelers Series Trust
Convertible Bond Portfolio (6/00) *
Unit Value at beginning of year	1.028	1.026	1.000	1.000
Unit Value at end of year	1.005	1.002	1.028	1.026
Number of units outstanding at end of year	3,106,317	729,396	1,037,545	201,003
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.003	1.000
Number of units outstanding at end of year	57,457	909,851
      B-5

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Disciplined Mid Cap Stock Portfolio (5/00)
Unit Value at beginning of year	1.047	1.046	1.000	1.000
Unit Value at end of year	0.991	0.988	1.047	1.046
Number of units outstanding at end of year	1,422,625	517,427	570,805	114,999
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.990	0.986
Number of units outstanding at end of year	30,415	7,202
Equity Income Portfolio (11/99)
Unit Value at beginning of year	1.133	1.130	1.052	1.052
Unit Value at end of year	1.043	1.038	1.133	1.130
Number of units outstanding at end of year	10,046,726	5,670,567	4,977,279	3,655,356
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.041	1.037
Number of units outstanding at end of year	147,790	993,080
Federated High Yield Portfolio (6/00)
Unit Value at beginning of year	0.935	0.934	1.000	1.000
Unit Value at end of year	0.940	0.937	0.935	0.934
Number of units outstanding at end of year	913,761	490,815	127,420	137,160
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.939	0.936
Number of units outstanding at end of year	31,439	48,230
Federated Stock Portfolio (5/00)
Unit Value at beginning of year	1.046	1.045	1.000	1.000
Unit Value at end of year	1.049	1.045	1.046	1.045
Number of units outstanding at end of year	732,741	82,221	128,343	63,079
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.047	1.044
Number of units outstanding at end of year	1,279	18,229
Large Cap Portfolio (11/99)
Unit Value at beginning of year	0.949	0.947	1.126	1.125
Unit Value at end of year	0.774	0.771	0.949	0.947
Number of units outstanding at end of year	7,970,781	6,056,750	6,001,335	4,871,712
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.773	0.769
Number of units outstanding at end of year	129,126	439,291
Lazard International Stock Portfolio (5/00)
Unit Value at beginning of year	0.943	0.942	1.000	1.000
Unit Value at end of year	0.686	0.684	0.943	0.942
Number of units outstanding at end of year	885,468	559,918	356,321	154,822
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.685	0.683
Number of units outstanding at end of year	25,867	25,354
      B-6

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

MFS Emerging Growth Portfolio (11/99)
Unit Value at beginning of year	1.128	1.126	1.433	1.432
Unit Value at end of year	0.710	0.707	1.128	1.126
Number of units outstanding at end of year	12,537,784	11,423,572	10,965,615	11,797,938
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.709	0.706
Number of units outstanding at end of year	60,909	900,007
MFS Mid Cap Growth Portfolio (5/00)
Unit Value at beginning of year	0.980	0.978	1.000	1.000
Unit Value at end of year	0.737	0.735	0.980	0.978
Number of units outstanding at end of year	3,647,107	1,549,655	2,539,453	805,876
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.736	0.734
Number of units outstanding at end of year	29,507	107,322
MFS Research Portfolio (11/99)
Unit Value at beginning of year	1.057	1.055	1.135	1.135
Unit Value at end of year	0.808	0.805	1.057	1.055
Number of units outstanding at end of year	4,279,316	6,519,866	3,766,401	5,293,596
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.807	0.803
Number of units outstanding at end of year	60,196	662,621
Travelers Quality Bond Portfolio (5/00)
Unit Value at beginning of year	1.049	1.048	1.000	1.000
Unit Value at end of year	1.108	1.105	1.049	1.048
Number of units outstanding at end of year	4,591,755	2,064,167	4,047,115	1,180,840
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.107	1.103
Number of units outstanding at end of year	97,909	227,168
Van Kampen Life Investment Trust
Comstock Portfolio — Class II (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.914	0.912
Number of units outstanding at end of year	644,900	221,448
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.912	0.911
Number of units outstanding at end of year	—	158,937
      B-7

      APPENDIX B
      CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
      Accumulation Unit Values (Continued)

	Year ended December 31, 2001		Period from May 1, 2000 to December 31, 2000

Portfolio Name	Standard	Enhanced	Standard	Enhanced

Enterprise Portfolio — Class II (6/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.908	0.907
Number of units outstanding at end of year	11,890	5,757
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.907	0.906
Number of units outstanding at end of year	—	26,673
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.922	0.921	1.000	1.000
Unit Value at end of year	0.796	0.793	0.922	0.921
Number of units outstanding at end of year	3,578,211	829,808	1,364,359	453,646
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.795	0.792
Number of units outstanding at end of year	21,463	90,527
Variable Insurance Products Fund III
Dynamic Capital Appreciation Fund — Service Class 2 (8/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.843	0.842
Number of units outstanding at end of year	11,149	6,006
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	0.842	0.841
Number of units outstanding at end of year	—	8,651
Mid Cap Portfolio — Service Class 2 (5/01)
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.028	1.027
Number of units outstanding at end of year	145,421	38,047
With E.S.P.
Unit Value at beginning of year	1.000	1.000
Unit Value at end of year	1.027	1.025
Number of units outstanding at end of year	—	7,278

      ______________

      The financial statements of Fund BD IV and the financial statements of The Travelers Life and Annuity Company are contained in the SAI. Any funds not listed above had no money or were not yet available as of December 31, 2001. The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Any funds not listed above were not available as of December 31, 2001.

*	Fund’s name has changed — see prospectus.

         (1)   As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

      B-8

      APPENDIX C

      THE FIXED ACCOUNT

      The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

      The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

      Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

      We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

      Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

      Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

      We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

      Transfers

      You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

      Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

      C-1

      APPENDIX D

      WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
      (Available only if Enhanced Death Benefit is elected and the annuitant is age 70 or younger on the date the Contract is issued.)

      If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

      An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

                   (a)   is Medicare approved as a provider of skilled nursing care services; and

                   (b)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

      OR

      Meets all of the following standards:

                   (a)   is licensed as a nursing care facility by the state in which it is licensed;

                   (b)   is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

                   (c)   provides nursing care to individuals who are not able to care for themselves and who require nursing care;

                   (d)   provides, as a primary function, nursing care and room and board; and charges for these services;

                   (e)   provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

                   (f)   may provide care by a licensed physical, respiratory, occupational or speech therapist; and

                   (g)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

      Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

      The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant’s 71st birthday.

      We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

      D-1

      APPENDIX E

      CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

            The Insurance Company
            Principal Underwriter
            Distribution and Principal Underwriting Agreement
            Valuation of Assets
            Performance Information
            Federal Tax Considerations
            Independent Accountants
            Financial Statements

      Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21261S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21262S.

Name:
Address:

      E-1

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L-20672	May 1, 2002